                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                EQUITY PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST EQUITY PORTFOLIO
   SAFECO RST Equity ended the fourth quarter ahead of its peer funds, but finished the year behind the growth and income fund pack. For the year, the Portfolio returned 24.85% while the average growth and income fund peer returned 26.96%, according to Lipper Analytical Services. The S&P 500 returned 33.35%. (For five and ten years, your Portfolio's average returns, 22.80% and 19.24% respectively, remain ahead of the peer group's 18.06% and 16.03%, and the S&P's 20.25% and 18.02%.)
                            [PHOTO OF RICH MEAGLEY]

   I run the RST Equity Portfolio for no surprises--and contrary to my intent, the first three quarters of 1997 delivered several unwanted ones. Trouble at a number of companies in our portfolio held our performance below our peers.
   During the fourth quarter we let go of two of them, Advanta

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PERFORMANCE OVERVIEW
      AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year                                                    24.85%
5 Year                                                    22.80%
10 Year                                                   19.24%
Investment Value
SAFECO RST Equity Portfolio: $58,097
S&P 500 Index: $52,553
                                              SAFECO Equity Fund     S&P 500 Index
12/31/87                                                 $10,000           $10,000
1/31/88                                                   10,000            10,421
2/29/88                                                   10,811            10,907
3/31/88                                                   11,530            10,570
4/30/88                                                   11,506            10,687
5/31/88                                                   11,611            10,780
6/30/88                                                   11,553            11,275
7/31/88                                                   11,958            11,232
8/31/88                                                   11,970            10,850
9/30/88                                                   11,831            11,312
10/31/88                                                  12,317            11,627
11/30/88                                                  12,642            11,460
12/31/88                                                  12,598            11,661
1/31/89                                                   12,598            12,515
2/28/89                                                   13,313            12,203
3/31/89                                                   13,095            12,487
4/30/89                                                   13,155            13,135
5/31/89                                                   13,785            13,667
6/30/89                                                   14,197            13,589
7/31/89                                                   14,245            14,817
8/31/89                                                   15,493            15,107
9/30/89                                                   15,663            15,045
10/31/89                                                  15,263            14,696
11/30/89                                                  15,566            14,996
12/31/89                                                  16,014            15,356
1/31/90                                                   14,730            14,325
2/28/90                                                   14,795            14,510
3/31/90                                                   15,352            14,895
4/30/90                                                   14,795            14,522
5/31/90                                                   16,091            15,938
6/30/90                                                   16,143            15,830
7/31/90                                                   16,143            15,779
8/31/90                                                   16,182            14,353
9/30/90                                                   14,756            13,654
10/31/90                                                  14,095            13,595
11/30/90                                                  13,939            14,473
12/31/90                                                  15,179            14,877
1/31/91                                                   15,832            15,526
2/28/91                                                   16,819            16,636
3/31/91                                                   17,233            17,038
4/30/91                                                   17,766            17,079
5/31/91                                                   18,460            17,817
6/30/91                                                   17,446            17,001
7/31/91                                                   18,593            17,793
8/31/91                                                   18,820            18,215
9/30/91                                                   18,420            17,911
10/31/91                                                  18,580            18,151
11/30/91                                                  17,553            17,419
12/31/91                                                  19,254            19,412
1/31/92                                                   20,225            19,051
2/29/92                                                   20,725            19,299
3/31/92                                                   19,596            18,922
4/30/92                                                   19,768            19,479
5/31/92                                                   19,568            19,574
6/30/92                                                   18,354            19,282
7/31/92                                                   19,039            20,071
8/31/92                                                   18,411            19,660
9/30/92                                                   18,482            19,892
10/31/92                                                  19,139            19,960
11/30/92                                                  20,310            20,638
12/31/92                                                  20,805            20,891
1/31/93                                                   21,317            21,065
2/28/93                                                   21,288            21,352
3/31/93                                                   22,197            21,803
4/30/93                                                   21,742            21,276
5/31/93                                                   23,457            21,843
6/30/93                                                   23,530            21,907
7/31/93                                                   23,266            21,819
8/31/93                                                   24,526            22,645
9/30/93                                                   25,259            22,471
10/31/93                                                  25,918            22,936
11/30/93                                                  26,094            22,718
12/31/93                                                  26,612            22,993
1/31/94                                                   28,301            23,775
2/28/94                                                   27,582            23,131
3/31/94                                                   26,472            22,124
4/30/94                                                   27,222            22,408
5/31/94                                                   27,895            22,773
6/30/94                                                   26,894            22,215
7/31/94                                                   27,519            22,944
8/31/94                                                   29,317            23,882
9/30/94                                                   29,020            23,299
10/31/94                                                  29,661            23,821
11/30/94                                                  29,067            22,954
12/31/94                                                  28,991            23,294
1/31/95                                                   29,232            23,897
2/28/95                                                   29,990            24,827
3/31/95                                                   30,420            25,559
4/30/95                                                   31,213            26,310
5/31/95                                                   32,005            27,379
6/30/95                                                   33,021            28,014
7/31/95                                                   33,521            28,941
8/31/95                                                   34,503            29,013
9/30/95                                                   35,846            30,238
10/31/95                                                  35,812            30,129
11/30/95                                                  36,863            31,449
12/31/95                                                  37,292            32,056
1/31/96                                                   38,338            33,145
2/29/96                                                   38,551            33,454
3/31/96                                                   39,036            33,775
4/30/96                                                   39,850            34,272
5/31/96                                                   40,780            35,155
6/30/96                                                   41,517            35,289
7/31/96                                                   39,908            33,730
8/31/96                                                   40,276            34,443
9/30/96                                                   42,719            36,380
10/31/96                                                  44,075            37,383
11/30/96                                                  47,467            40,206
12/31/96                                                  46,535            39,409
1/31/97                                                   49,274            41,868
2/28/97                                                   49,530            42,199
3/31/97                                                   47,434            40,469
4/30/97                                                   48,953            42,881
5/31/97                                                   52,248            45,488
6/30/97                                                   54,430            47,526
7/31/97                                                   58,174            51,307
8/31/97                                                   55,136            48,434
9/30/97                                                   57,147            51,087
10/31/97                                                  55,329            49,383
11/30/97                                                  57,104            51,667
12/31/97                                                  58,097            52,553

 The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Equity Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

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------------------------------------------------------------------

and Viacom, in favor of stocks with greater earnings predictability.
   Within the Viacom organization, Blockbuster had continued to languish. Unable to overcome competition for leisure time attention, the video division made Viacom a "B-grade" stock and we took it off our list.
   Advanta effectively became a higher risk stock by aggressively offering low introductory rates in its pursuit of market share. The company soon accumulated $10 billion in credit card receivables issued to what turned out to be higher risk users.

   Mid year, PacifiCare discovered the HMO it acquired, FHP, was in poorer financial shape than anticipated. That news sent the stock reeling. We held our position, looking for a come back. Instead the picture grew darker and the stock blew up a second time.
   Even though we outperformed our peers in the fourth quarter, trouble in technology stocks took a toll on overall returns. High-profile tech stocks started to miss their numbers. Oracle's stock, off 41% for the quarter, was brutalized as the company missed earning estimates for the first time in

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.1%
  (Bank)
Johnson & Johnson ................................................... 3.0
  (Health Care Products)
Kimberly-Clark Corp.  ............................................... 2.9
  (Manufacturing & Marketing Personal Care Products)
Hartford Financial Services Group, Inc.  ............................ 2.9
  (Insurance Company)
Federal National Mortgage Association ............................... 2.7
  (Mortgage Loan Banker)
American Home Products Corp.  ....................................... 2.7
  (Pharmaceuticals)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)
AlliedSignal, Inc.  ................................................. 2.6
  (Aerospace Products Manufacturer)
Mobil Corp.  ........................................................ 2.4
  (Oil/Gas Exploration & Production)
Anheuser-Busch Companies, Inc.  ..................................... 2.4
  (Brewery)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MARKET CAPITALIZATION
 AS A PERCENTAGE OF NET ASSETS
 LARGE-CAP: (OVER $4 BILLION)       93%
Mid-Cap: ($1 billion-$4
billion)                                3%
Cash & Other:                           4%

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--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

half a decade. Intel, off 24%, was also punished for disappointing earnings, as were 3Com and First Data, down 35% and 31%, respectively.
   I worked the downdraft in First Data to our advantage, selling when its share price began to slip and buying it back later at a lower price. This company's business, credit card processing, is becoming more crowded, but First Data is still the dominant player.
   EDS, a data processing outsourcing company we own, ended the quarter on an up note. The company stumbled earlier this year and then languished as the quick fix it promised failed to occur. Finally after six quarters of our owning EDS, it beat expectations and the stock took off.
   I believe more than ever that our strategy is the right one. To make our 50-name portfolio excel in a market that can't tolerate bad news, I am working to incorporate greater predictability into our equation. I am carefully considering the sectors in which we invest, and raising the standards for admission to our portfolio. For example, it's easier to predict Fannie Mae's earnings than it is to predict Oracle's.
   Thus the theme to our purchases and sales, and subsequently to our fourth quarter comeback, is predictablity. I have added to our stake in companies in whose earnings I have higher conviction: Fannie Mae, Johnson and Johnson, Allied Signal and GE. Those additions and good runs by the same companies have reshaped our top ten holdings.
   Conversely, we are less invested in companies with less predictable earnings--mainly technology and HMOs. Furthermore, I changed the tone of the technology we do own to more blue chip by adding to Microsoft and Intel.
   All said, our year ended on an up note. Even better, its a long-term game. In longer terms, the RST Equity Portfolio remains well ahead. And, in golf terms: we're going forward working to get up, get down, stay out of trouble and go on to the next holding.

/s/ Rich Meagley
Rich Meagley

-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Portfolio Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

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--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 96.4%

AEROSPACE/DEFENSE - 3.9%
       139,000   Boeing Co.  ........................................ $ 6,802
        87,000   Lockheed Martin Corp.  ............................... 8,569

AUTO PARTS & EQUIPMENT - 1.3%
       140,000   Echlin, Inc.  ........................................ 5,066

BANKS (MAJOR REGIONAL) - 2.3%
       150,000   NationsBank Corp.  ................................... 9,122

BANKS (MONEY CENTER) - 3.1%
       110,000   Chase Manhattan Corp.  .............................. 12,045

BEVERAGES (ALCOHOLIC) - 2.4%
       213,000   Anheuser-Busch Co., Inc.  ............................ 9,372

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       130,000   PepsiCo, Inc.  ....................................... 4,737

CHEMICALS - 3.2%
       132,000   Du Pont (E.I.) de Nemours & Co.  ..................... 7,928
       105,000   Praxair, Inc.  ....................................... 4,725

COMPUTERS (HARDWARE) - 3.8%
       113,000   Hewlett-Packard Co.  ................................. 7,063
        73,000   International Business Machines Corp.  ............... 7,633

COMPUTERS (NETWORKING) - 1.1%
       128,000   *3Com Corp.  ......................................... 4,472

COMPUTERS (SOFTWARE & SERVICES) - 3.1%
        65,000   *Microsoft Corp.  .................................... 8,401
       160,000   *Oracle Corp.  ....................................... 3,570

ELECTRONICS (SEMICONDUCTORS) - 2.0%
       111,000   Intel Corp.  ......................................... 7,798

ELECTRIC COMPANIES - 2.0%
       285,000   Houston Industries, Inc.  ............................ 7,606

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.4%
        65,000   Motorola, Inc.  .................................... $ 3,709
       125,000   General Electric Co.  ................................ 9,172

ENTERTAINMENT - 2.3%
        90,000   Walt Disney Co.  ..................................... 8,916

FINANCIAL (DIVERSIFIED) - 4.7%
       190,000   Federal Home Loan Mortgage Corp.  .................... 7,968
       185,000   Federal National Mortgage Association ............... 10,557

HEALTH CARE (DIVERSIFIED) - 7.3%
       136,000   American Home Products Corp.  ....................... 10,404
        65,000   Bristol-Myers Squibb Co.  ............................ 6,151
       175,000   Johnson & Johnson ................................... 11,528

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 4.1%
        96,000   Merck and Co., Inc.  ................................ 10,200
       105,000   SmithKline Beecham, plc. (ADR) ....................... 5,401

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.3%
       170,000   Columbia/HCA Healthcare Corp.  ....................... 5,036

HEALTH CARE (MANAGED CARE) - 1.0%
        75,000   PacifiCare Health Systems, Inc. (Class B) ............ 3,928

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.9%
       231,000   Kimberly-Clark Corp.  ............................... 11,391

INSURANCE (MULTI-LINE) - 4.3%
        50,000   American International Group, Inc.  .................. 5,438
       120,000   Hartford Financial Services Group, Inc.  ............ 11,228

MANUFACTURING (DIVERSIFIED) - 4.7%
       255,000   AlliedSignal, Inc.  .................................. 9,929
       226,000   Dover Corp.  ......................................... 8,164

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 2.4%
       130,000   Mobil Corp.  ........................................ $9,384

OIL (INTERNATIONAL INTEGRATED) - 6.0%
       135,000   Exxon Corp.  ......................................... 8,260
       119,000   Royal Dutch Petroleum Co. (ADR) ...................... 6,448
       160,000   Texaco, Inc.  ........................................ 8,700

PAPER & FOREST PRODUCTS - 1.1%
       139,000   Willamette Industries, Inc.  ......................... 4,474

RAILROADS - 2.1%
        90,000   Burlington Northern Santa Fe ......................... 8,364

RETAIL (DEPARTMENT STORES) - 1.8%
       131,000   May Department Stores Co.  ........................... 6,902

RETAIL (FOOD CHAINS) - 4.4%
       170,000   Albertson's, Inc.  ................................... 8,054
       440,000   American Stores Co.  ................................. 9,048

RETAIL (GENERAL MERCHANDISE) - 1.6%
       160,000   Wal-Mart Stores, Inc.  ............................... 6,310

SERVICES (DATA PROCESSING) - 4.4%
       110,000   Automatic Data Processing, Inc.  ..................... 6,751
       100,000   Electronic Data Systems Corp.  ....................... 4,394
       210,000   First Data Corp.  .................................... 6,143
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.5%
        95,000   AT&T Corp.  ........................................ $ 5,819

TELEPHONE - 3.5%
        77,000   Bell Atlantic Corp.  ................................. 7,007
       130,000   GTE Corp.  ........................................... 6,793

TOBACCO - 2.2%
       185,000   Philip Morris Cos., Inc.  ............................ 8,382
                                                                       ------
TOTAL COMMON STOCKS ................................................. 375,262
                                                                       ------

TEMPORARY INVESTMENTS - 3.5%

INVESTMENT COMPANIES:
    13,430,244   SSgA Prime Money Market Portfolio ................... 13,430
                                                                       ------
TOTAL TEMPORARY INVESTMENTS .......................................... 13,430
                                                                       ------
TOTAL INVESTMENTS - 99.9% ........................................... 388,692
Other Assets, less Liabilities .......................................... 564
                                                                       ------
NET ASSETS ......................................................... $389,256
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Equity Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
----------------------------------------------------
ASSETS:
  Investments, at value (cost $299,018)   $  388,692
  Receivables:
    Dividends and interest                       581
    Portfolio shares sold                        544
                                          ----------
      Total assets                           389,817
LIABILITIES:
  Payables:
    Investment advisory fees                     255
    Portfolio shares redeemed                    283
    Other                                         23
                                          ----------
      Total liabilities                          561
                                          ----------
NET ASSETS                                $  389,256
                                          ----------
                                          ----------
Net Assets consist of:
  Net unrealized appreciation                 89,674
  Paid in capital (par value $.001,
    unlimited shares authorized)             299,582
                                          ----------
NET ASSETS                                $  389,256
                                          ----------
                                          ----------
PORTFOLIO SHARES OUTSTANDING                  15,461
                                          ----------
                                          ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $    25.18
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Equity Portfolio
                      For the Year Ended December 31, 1997

(In Thousands)
---------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $   5,923
  Interest                                      482
                                          ---------
    Total investment income                   6,405
EXPENSES:
  Investment advisory fees                    2,429
  Legal and auditing fees                        20
  Custodian fees                                 17
  Trustees' fees                                  5
  Other                                          13
                                          ---------
    Total expenses                            2,484
                                          ---------
NET INVESTMENT INCOME                         3,921
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments           24,360
  Net change in unrealized appreciation      41,547
                                          ---------
NET GAIN ON INVESTMENTS                      65,907
                                          ---------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $  69,828
                                          ---------
                                          ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Equity Portfolio

                                                FOR THE         FOR THE
                                             YEAR ENDED      YEAR ENDED
                                            DECEMBER 31     DECEMBER 31
(In Thousands)                                     1997            1996
-----------------------------------------------------------------------
OPERATIONS:
  Net investment income                      $    3,921      $    3,679
  Net realized gain on investments               24,360          20,981
  Net change in unrealized appreciation          41,547          23,643
                                          -------------   -------------
  Net change in net assets resulting
    from operations                              69,828          48,303
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          (3,926)         (3,679)
  Net realized gain on investments              (24,356)        (20,981)
                                          -------------   -------------
    Total distributions                         (28,282)        (24,660)
NET PORTFOLIO SHARE TRANSACTIONS                 84,643          69,945
                                          -------------   -------------
TOTAL CHANGE IN NET ASSETS                      126,189          93,588
NET ASSETS AT BEGINNING OF PERIOD               263,067         169,479
                                          -------------   -------------
NET ASSETS AT END OF PERIOD                  $  389,256      $  263,067
                                          -------------   -------------
                                          -------------   -------------
-----------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                           5,150           3,791
  Reinvestments                                   1,123           1,134
  Redemptions                                    (2,908)         (1,636)
                                          -------------   -------------
    Net change                                    3,365           3,289
                                          -------------   -------------
                                          -------------   -------------
AMOUNTS:
  Sales                                      $  128,764      $   80,468
  Reinvestments                                  28,283          24,660
  Redemptions                                   (72,404)        (35,183)
                                          -------------   -------------
    Net change                               $   84,643      $   69,945
                                          -------------   -------------
                                          -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Equity Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of the year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned over 96 percent of the outstanding shares of the Portfolio.
   EXPENSES. Prior to May, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1994, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

4.  INVESTMENT TRANSACTIONS

                                                 ($ in Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1997         $  185,698
                                                    -------------
                                                    -------------
Sales for the year ended December 31, 1997             $  133,086
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1997:

                                                 ($ in Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $   96,644
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                     (6,970)
                                                    -------------
Net unrealized appreciation                            $   89,674
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                           YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------------
                                               1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $   21.75   $   19.24   $   16.83   $   17.02   $   14.20

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.27        0.34        0.39        0.31        0.23
  Net realized and unrealized gain on
    investments                                5.13        4.43        4.43        1.21        3.74
                                          ---------   ---------   ---------   ---------   ---------
    Total from investment operations           5.40        4.77        4.82        1.52        3.97

LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.27)      (0.34)      (0.39)      (0.31)      (0.23)
  Distributions from realized gains           (1.70)      (1.92)      (2.02)      (1.40)      (0.92)
                                          ---------   ---------   ---------   ---------   ---------
    Total distributions                       (1.97)      (2.26)      (2.41)      (1.71)      (1.15)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $   25.18   $   21.75   $   19.24   $   16.83   $   17.02
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN                                 24.85%      24.79%      28.63%       8.94%(A)    27.92%(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $ 389,256   $ 263,067   $ 169,479   $ 102,321   $  68,157
RATIO OF EXPENSES TO AVERAGE NET ASSETS        .75%        .72%        .75%        .77%        .73%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++              N/A         N/A         N/A        .78%          --
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         1.19%       1.72%       2.26%       1.98%       1.71%
PORTFOLIO TURNOVER RATE                      41.75%      56.99%      69.18%      28.71%      41.35%
AVERAGE COMMISSION RATE PAID              $  0.0565   $  0.0584          --          --          --
---------------------------------------------------------------------------------------------------

 ++ See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Equity Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Equity Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 939 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.

                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                GROWTH PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST GROWTH PORTFOLIO
   Returning 44.55% for the year, while the average growth fund returned
28.08% according to Lipper Analytical Services, SAFECO RST Growth finished 1997 in the top echelon of its peer group.
                          [PHOTO OF THOMAS M. MAGUIRE]

   The Portfolio also outperformed the S&P 500 and Russell 2000 indexes for the year ended December 31. The broad market indicator returned 33.35% and the small-cap benchmark climbed 22.36%, respectively.
   Contributing to RST Growth's success in 1997 were our radio stocks, the acquisitions of several companies we owned, and an underweighting in technology. Our overall success is due to one thing: stock picking.
   Its good performance discovered, money poured into SAFECO RST Growth. I used the new money to start some new positions and add to old favorites. Most importantly, I was able to keep up performance as the new money came in.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                PERFORMANCE OVERVIEW
            AVERAGE ANNUAL TOTAL RETURN
       FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year                                                                     44.55%
Since Inception*                                                           32.97%
Investment Value
SAFECO RST Growth Fund: $40,587
S&P 500 Index: $24,948
                                                           SAFECO RST Growth Fund     S&P 500 Index
1/31/93                                                                   $10,000           $10,000
2/28/93                                                                     9,475            10,136
3/31/93                                                                    10,059            10,350
4/30/93                                                                     9,683            10,100
5/31/93                                                                    10,535            10,369
6/30/93                                                                    10,891            10,400
7/31/93                                                                    11,297            10,358
8/31/93                                                                    12,198            10,750
9/30/93                                                                    12,822            10,667
10/31/93                                                                   13,386            10,888
11/30/93                                                                   12,792            10,785
12/31/93                                                                   13,473            10,915
1/31/94                                                                    14,382            11,286
2/28/94                                                                    13,861            10,980
3/31/94                                                                    13,351            10,503
4/30/94                                                                    13,750            10,637
5/31/94                                                                    14,094            10,811
6/30/94                                                                    13,662            10,546
7/31/94                                                                    14,216            10,892
8/31/94                                                                    14,714            11,337
9/30/94                                                                    14,626            11,060
10/31/94                                                                   15,169            11,308
11/30/94                                                                   14,936            10,897
12/31/94                                                                   15,079            11,058
1/31/95                                                                    15,148            11,344
2/28/95                                                                    15,694            11,786
3/31/95                                                                    15,671            12,133
4/30/95                                                                    15,973            12,490
5/31/95                                                                    16,670            12,997
6/30/95                                                                    17,727            13,299
7/31/95                                                                    18,506            13,739
8/31/95                                                                    18,587            13,773
9/30/95                                                                    19,644            14,354
10/31/95                                                                   19,818            14,303
11/30/95                                                                   20,666            14,929
12/31/95                                                                   21,261            15,217
1/31/96                                                                    21,476            15,735
2/29/96                                                                    22,051            15,881
3/31/96                                                                    22,654            16,033
4/30/96                                                                    24,060            16,269
5/31/96                                                                    25,519            16,688
6/30/96                                                                    24,608            16,752
7/31/96                                                                    22,439            16,012
8/31/96                                                                    24,381            16,350
9/30/96                                                                    25,827            17,270
10/31/96                                                                   26,322            17,746
11/30/96                                                                   26,898            19,086
12/31/96                                                                   28,077            18,708
1/31/97                                                                    29,769            19,875
2/28/97                                                                    28,529            20,032
3/31/97                                                                    27,480            19,211
4/30/97                                                                    26,255            20,356
5/31/97                                                                    30,395            21,594
6/30/97                                                                    32,757            22,561
7/31/97                                                                    34,988            24,356
8/31/97                                                                    36,431            22,992
9/30/97                                                                    39,419            24,252
10/31/97                                                                   38,340            23,443
11/30/97                                                                   40,177            24,527
12/31/97                                                                   40,587            24,948
*The Portfolio's inception was January 7, 1993.
Performance information begins on January 31, 1993.

 The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Growth Portfolio only and excludes separate account charges such as administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

   I bought Philip Morris, Avon and Boston Scientific (medical technology). The advantage of investing in these larger cap stocks is that the money goes right to work and is readily accessible when more intriguing opportunities arise.
   I started a new position in Green Tree Financial, a company the Portfolio has owned in the past. Green Tree's price had fallen on two counts. Wall Street didn't like its accounting and the entire sub-prime lending sector was under pressure. Green Tree's core business is financing manufactured housing, but it is branching into other areas of lending.
   I sold Jackson Hewitt, on the news that it would be acquired. The stock traded up so high, it seemed there was no place left for it to go. By selling it, I sold the downside risk that's inherently higher in highly-valued securities.
   Jackson Hewitt wasn't our only stock to rise on acquisition news. Inbrands, SFX Broadcasting, American Radio and Suburban Ostomy, all climbed for the same reason.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Family Golf Centers, Inc.  ......................................... 5.1%
  (Golf Recreation Centers)
United Stationers, Inc.  ............................................ 4.7
  (Office Products Distribution)
Green Tree Financial Corp.  ......................................... 4.6
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 4.2
  (Radio Stations)
MICROS Systems, Inc.  ............................................... 4.2
  (Specialty Software Company)
American Coin Merchandising, Inc.  .................................. 2.6
  (Leisure Time Activities)
Datascope Corp.  .................................................... 2.5
  (Medical Products)
Philip Morris Cos., Inc.  ........................................... 2.5
  (Food, Beverage & Tobacco Company)
Sano Corp.  ......................................................... 2.4
  (Medical Products)
Lifeline Systems, Inc.  ............................................. 2.4
  (Medical Products)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)         10%
Mid-Cap: ($1-$4 billion)             10%
Small-Cap: (under $1 billion)        79%
Cash & Other:                         1%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

   My favorite stocks continue to be those that haven't yet been discovered and because they are "unfound" they have ample room to appreciate. Currently they include Family Golf Centers (driving range facilities), MICROS Systems (point of sale inventory systems), Tetra Technologies (recycles chemical waste into specialty chemicals) and United Stationers (office product distributor).
   Despite the fact SAFECO RST Growth has been discovered, I remain the same. And I will keep investing with the same attitude I've held for all these years: think "outside of the box". I'll keep trying to think and invest creatively and in doing that I hope to uncover and take opportunities that others fail to see.

/s/ Thomas M. Maguire
Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%

BEVERAGES (ALCOHOLIC) - 1.2%
        50,900   *Canandaigua Wine Co.  ............................. $ 2,819

BROADCASTING (TELEVISION, RADIO, & CABLE) - 7.3%
        64,100   *American Radio Systems Corp.  ....................... 3,417
       136,482   *Chancellor Media Corp. (Class A) ................... 10,185
        49,044   *SFX Broadcasting, Inc. (Class A) .................... 3,936

BUILDING MATERIALS - 0.3%
        43,000   *ABT Building Products Corp. ........................... 774

CHEMICALS - 0.4%
        70,500   Spartech Corp.  ...................................... 1,066

CHEMICALS (SPECIALTY) - 1.3%
       145,500   *Tetra Technologies, Inc.  ........................... 3,065

COMMUNICATIONS EQUIPMENT - 0.1%
        17,500   *NewCom, Inc.  ......................................... 258

COMPUTERS (HARDWARE) - 4.5%
        15,000   *Equitrac Corp.  ....................................... 270
       221,800   *MICROS Systems, Inc.  ............................... 9,981
        72,000   *Optimal Robotics Corp.  ............................... 549

COMPUTERS (SOFTWARE) - 1.5%
        43,799   *Affiliated Computer Services, Inc.  ................. 1,152
       170,000   *Phoenix International Ltd., Inc.  ................... 2,507

COMPUTERS (PERIPHERALS) - 0.6%
       127,400   *Tier Technologies ................................... 1,370

COMSUMER FINANCE - 2.0%
       190,800   Doral Financial Corp.  ............................... 4,842

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.7%
        92,100   *Nu Skin Asia Pacific, Inc. (Class A) .............. $ 1,681
       395,000   Weider Nutrition International, Inc.  ................ 4,913

ENGINEERING EQUIPMENT - 0.5%
       126,100   *Ultrak, Inc.  ....................................... 1,159

ENGINEERING & CONSTRUCTION - 2.4%
       224,700   *American Buildings Co.  ............................. 5,674
        22,000   *Diamond Home Services, Inc.  .......................... 157

FINANCIAL (DIVERSIFIED) - 0.6%
       178,400   *Credit Acceptance Corp.  ............................ 1,383

FINANCIAL (MISC.) - 4.6%
       422,000   Green Tree Financial Corp. .......................... 11,051

FOODS - 0.4%
        66,000   *Authentic Specialty Foods, Inc.  ...................... 899

FOOTWEAR - 0.2%
        25,000   *Rocky Shoes & Boots ................................... 381

HEALTH CARE (DIVERSIFIED) - 0.5%
        49,000   *Anesta Corp.  ......................................... 802
        33,000   *OrthAlliance, Inc. (Class A) .......................... 301

HEALTH CARE (DRUGS--GENERAL) - 0.8%
       155,400   *Nastech Pharmaceutical Co., Inc.  ................... 2,020

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS) - 5.5%
       175,700   Alpharma, Inc.  ...................................... 3,821
        70,700   *Andrx Corp.  ........................................ 2,421
       109,200   *Faulding Inc.  ...................................... 1,467
       141,300   *Gensia, Inc.  ......................................... 821
        58,700   Mylan Laboratories, Inc.  ............................ 1,229
       136,300   *Serologicals Corp.  ................................. 3,544

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (HOSPITAL MANAGEMENT) - 0.4%
        16,128   *Amsurg, Inc. (Class A) .............................. $ 121
       103,917   *Amsurg, Inc. (Class B) ................................ 805

HEALTH CARE (LONG TERM CARE) - 2.3%
       194,500   *Res-Care, Inc.  ..................................... 5,640

HEALTH CARE (MANAGED CARE) - 0.5%
       107,500   First Commonwealth, Inc.  ............................ 1,264

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 13.0%
        60,000   *Anika Therapeutics, Inc.  ............................. 559
        75,000   *Boston Scientific Corp.  ............................ 3,441
       233,200   *Datascope Corp.  .................................... 6,034
       116,000   Dentsply International, Inc. ......................... 3,538
        49,500   *EDAP TMS S.A. (ADR) ................................... 347
       225,300   *Haemonetics Corp.  .................................. 3,154
       233,900   *Lifeline Systems, Inc.  ............................. 5,877
        77,100   *PolyMedica Industries, Inc.  .......................... 752
       141,600   *Quidel Corp.  ......................................... 513
        26,200   *Resmed Inc.  .......................................... 737
       177,750   *Sano Corp.  ......................................... 5,888
       108,000   *UroQuest Medical Corp.  ............................... 284

HEALTH CARE (SPECIALIZED SERVICES) - 2.1%
       177,700   *American Healthcorp, Inc.  . 1,244
        87,000   *Laboratory Specialists of America, Inc.  .............. 402
       233,150   *Prime Medical Services .............................. 3,220
        14,800   *United Dental Care, Inc.  ............................. 159

HOMEBUILDING - 0.7%
       106,875   *American Homestar Corp.  ............................ 1,763

HOUSEHOLD FURNITURE & APPLIANCES - 0.4%
       101,500   *International Comfort Products Corp.  ................. 850

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.2%
       121,500   *U.S. Home & Garden, Inc.  ............................. 501

HOUSEWARES - 2.3%
       196,000   *Home Products International, Inc.  .................. 2,303
       149,820   Lifetime Hoan Corp.  ................................. 1,479
        77,800   The First Years, Inc.  ............................... 1,789
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.0%
         1,400   *ESG Re Limited ..................................... $   33

INVESTMENT BANKING/BROKERAGE - 1.3%
       107,700   *AmeriTrade Holding Corp.  ........................... 3,150

LEISURE TIME (PRODUCTS) - 7.9%
       353,300   *+American Coin Merchandising, Inc.  ................. 6,227
       394,450   *Family Golf Centers, Inc.  ......................... 12,376
        43,300   *Toymax International, Inc.  ........................... 373

LODGING-HOTELS- 1.1%
       193,500   *Suburban Lodges of America, Inc.  ................... 2,576

MACHINERY (DIVERSIFIED) - 0.8%
        88,000   Chart Industries, Inc.  .............................. 2,008

MANUFACTURING (DIVERSIFIED) - 0.0%
        14,400   *ITC Learning Corp.  .................................... 52

MANUFACTURING (SPECIALIZED) - 0.1%
        27,387   *Intermagnetics General Corp.  ......................... 221

NATURAL GAS - 0.2%
        72,000   Virginia Gas Co.  ...................................... 612

OFFICE EQUIPMENT & SUPPLIES - 7.1%
        48,700   *Asia Pacific Wire & Cable Corp. Ltd.  ................. 350
       280,000   Danka Business Systems (ADR) ......................... 4,463
        15,000   *Imtec, Inc.  .......................................... 165
        87,400   *Open Plan Systems, Inc.  .............................. 284
        57,950   *TRM Copy Centers Corp.  ............................... 514
       237,000   *United Stationers .................................. 11,406

PERSONAL CARE - 3.1%
        40,000   Avon Products, Inc.  ................................. 2,455
       492,567   *+Penederm, Inc.  .................................... 4,926

RESTAURANTS - 1.4%
        86,200   Apple South, Inc.  ................................... 1,131
       236,000   *Rare Hospitality International, Inc.  ............... 2,124

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (DEPARTMENT STORE) - 1.1%
       132,100   *Marks Brothers Jewelers, Inc.  ..................... $2,180
        20,000   *The Dress Barn, Inc.  ................................. 568

RETAIL (FOOD CHAINS) - 2.2%
        50,000   American Stores Co.  ................................. 1,028
       349,400   *NPC International, Inc.  ............................ 4,236

RETAIL (HOME SHOPPING) - 1.0%
       255,500   *Damark International, Inc.  ......................... 2,491

RETAIL (SPECIALTY) - 1.9%
       165,100   *Funco, Inc.  ........................................ 2,456
        28,800   *Garden Ridge Corp.  ................................... 410
       123,300   Heilig-Meyers Co.  ................................... 1,480
       153,100   *West Coast Entertainment Corp.  ....................... 230

RETAIL (SPECIALTY--APPAREL) - 4.5%
       197,900   *Concepts Direct, Inc.  .............................. 4,156
       162,435   *Harold's Stores, Inc.  .............................. 1,107
       150,262   *Stage Stores, Inc.  ................................. 5,616

SERVICES (ADVERTISING/MARKETING) - 1.3%
        89,600   *ACI Telecentrics, Inc.  ............................... 314
       158,500   *APAC Teleservices, Inc.  ............................ 2,140
        38,860   LCS Industries, Inc.  .................................. 563

SERVICES (COMMERCIAL & CONSUMER) - 1.7%
        80,000   *FirstService Corp.  ................................... 600
        20,700   *IntelliQuest Information Group, Inc.  ................. 274
        16,500   *NCO Group, Inc.  ...................................... 425
        15,500   *Rent-Way, Inc.  ....................................... 287
        38,600   *Renters Choice, Inc.  ................................. 791
        67,500   *Right Management Consultants, Inc.  ................... 861
        51,000   *UBICS, Inc.  .......................................... 765
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.3%
        53,000   *Vanstar Corp.  .................................... $   600

TEXTILES (APPAREL) - 0.1%
        15,700   *Sport-Haley, Inc.  .................................... 173

TOBACCO - 2.5%
       132,000   Philip Morris Cos., Inc.  ............................ 5,981
                                                                       ------
TOTAL COMMON STOCKS ................................................. 237,757
                                                                       ------

WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        17,500   *NewCom, Inc.  .......................................... 67
                                                                       ------
TOTAL WARRANTS ........................................................... 67
                                                                       ------

TEMPORARY INVESTMENTS - 1.1%

INVESTMENT COMPANIES:
     2,685,940   SSgA Prime Money Market Portfolio .................... 2,686
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 2,686
                                                                       ------
TOTAL INVESTMENTS - 100.0% .......................................... 240,510
Liabilities, less Other Assets ........................................ (110)
                                                                       ------
NET ASSETS ......................................................... $240,400
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the
  Portfolio controls 5% or more of the outstanding voting shares of the Company).

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                SAFECO Resource Series Trust -- Growth Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
-----------------------------------------------------
ASSETS:
  Investments, at value (cost $199,002)
    Unaffiliated Issuers                  $   229,357
    Affiliated Issuers                         11,153
  Receivables:
    Dividends and interest                        145
    Portfolio shares sold                         845
                                          -----------
      Total assets                            241,500
LIABILITIES:
  Payables:
    Investment securities purchased               652
    Investment advisory fees                      155
    Portfolio shares redeemed                     271
    Other                                          22
                                          -----------
      Total liabilities                         1,100
                                          -----------
NET ASSETS                                $   240,400
                                          -----------
                                          -----------
Net Assets consist of:
  Net unrealized appreciation                  41,508
  Paid in capital (par value $.001,
    unlimited shares authorized)              198,892
                                          -----------
NET ASSETS                                $   240,400
                                          -----------
                                          -----------
PORTFOLIO SHARES OUTSTANDING                   10,297
                                          -----------
                                          -----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $     23.35
                                          -----------
                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                SAFECO Resource Series Trust -- Growth Portfolio
                      For the Year Ended December 31, 1997

(In Thousands)
-----------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $       746
  Interest                                        125
                                          -----------
    Total investment income                       871
EXPENSES:
  Investment advisory fees                      1,227
  Legal and auditing fees                          17
  Custodian fees                                   18
  Trustees' fees                                    5
  Other                                            16
                                          -----------
    Total expenses                              1,283
                                          -----------
NET INVESTMENT INCOME (LOSS)                     (412)
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments
    Unaffiliated issuers                       38,758
    Affiliated issuers                            341
  Net change in unrealized appreciation        24,467
                                          -----------
NET GAIN ON INVESTMENTS                        63,566
                                          -----------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $    63,154
                                          -----------
                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                SAFECO Resource Series Trust -- Growth Portfolio

                                              FOR THE       FOR THE
                                           YEAR ENDED    YEAR ENDED
                                          DECEMBER 31   DECEMBER 31
(In Thousands)                                   1997          1996
-------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)            $      (412)  $      (198)
  Net realized gain on investments             39,099         9,047
  Net change in unrealized appreciation        24,467        11,913
                                          -----------   -----------
  Net change in net assets resulting
    from operations                            63,154        20,762
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments            (38,691)       (8,849)
NET PORTFOLIO SHARE TRANSACTIONS              106,446        53,120
                                          -----------   -----------
TOTAL CHANGE IN NET ASSETS                    130,909        65,033
NET ASSETS AT BEGINNING OF PERIOD             109,491        44,458
                                          -----------   -----------
NET ASSETS AT END OF PERIOD               $   240,400   $   109,491
                                          -----------   -----------
                                          -----------   -----------
-------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                         5,106         3,213
  Reinvestments                                 1,657           459
  Redemptions                                  (2,151)         (788)
                                          -----------   -----------
    Net change                                  4,612         2,884
                                          -----------   -----------
                                          -----------   -----------
AMOUNTS:
  Sales                                   $   118,824   $    58,239
  Reinvestments                                38,691         8,849
  Redemptions                                 (51,069)      (13,968)
                                          -----------   -----------
    Net change                            $   106,446   $    53,120
                                          -----------   -----------
                                          -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements include herein are only those of the Growth Portfolio (the Portfolio). The financial statements of the other Trust portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at the net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and distributions of realized gains are recorded on the last business day of December each year. The Portfolio's net investment loss of $412 thousand was netted against realized short-term capital gains to reduce the short term capital gain distributions made on December 31, 1997.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned over 94 percent of the outstanding shares of the Growth Portfolio.
   EXPENSES. Prior to May, 1995, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the Portfolio except for investment advisory fees. Beginning in May, 1995, the Portfolio is charged for all operating expenses in addition to investment advisory fees.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS

                                                 ($ in Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1997         $  215,443
                                                    -------------
                                                    -------------
Sales for the year ended December 31, 1997             $  147,150
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1997:

                                                 ($ in Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $   56,890
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                    (15,382)
                                                    -------------
Net unrealized appreciation                            $   41,508
                                                    -------------
                                                    -------------
-----------------------------------------------------------------

5.  INVESTMENTS IN AFFILIATES
   The Portfolio owned at least 5% of each of the following company's voting securities during the year ended December 31, 1997.

                            SHARES AT                             SHARES AT                 MARKET VALUE
                            BEGINNING   PURCHASES     SALES          END OF                 DECEMBER 31,
(In Thousands)                OF YEAR   ADDITIONS   REDUCTIONS         YEAR   DIVIDENDS             1997
--------------------------------------------------------------------------------------------------------
American Coin
 Merchandising                    262         125           34          353         None        $  6,227
Penederm, Inc.                    348         145           --          493         None           4,926
                                                                                                  ------
                                                                                                $ 11,153
                                                                                                  ------
                                                                                                  ------
--------------------------------------------------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                                 JANUARY 7
                                                                                                      1993
                                                                                                (COMMENCE-
                                                                                                   MENT OF
                                                                                            OPERATIONS) TO
                                                                 YEAR ENDED DECEMBER 31        DECEMBER 31
                                          ----------------------------------------------------------------

                                               1997        1996        1995        1994               1993
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $   19.26   $   15.88   $   12.98   $   12.16         $    10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.04)      (0.03)       0.06          --               0.01
  Net realized and unrealized gain on
    investments                                8.62        5.12        5.26        1.45               3.60
                                          ---------   ---------   ---------   ---------              -----
    Total from investment operations           8.58        5.09        5.32        1.45               3.61

LESS DISTRIBUTIONS:
  Dividends from net investment income           --          --       (0.06)         --              (0.01)
  Distributions from realized gains           (4.49)      (1.71)      (2.36)      (0.63)             (1.44)
                                          ---------   ---------   ---------   ---------              -----
    Total distributions                       (4.49)      (1.71)      (2.42)      (0.63)             (1.45)
                                          ---------   ---------   ---------   ---------              -----
NET ASSET VALUE AT END OF PERIOD          $   23.35   $   19.26   $   15.88   $   12.98         $    12.16
                                          ---------   ---------   ---------   ---------              -----
                                          ---------   ---------   ---------   ---------              -----
TOTAL RETURN                                 44.55%      32.06%      41.00%(A)    11.92%(A)          34.73%**(A)
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $ 240,400   $ 109,491   $  44,458   $  16,156         $    4,850
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.77%        .79%        .79%        .71%              .72%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++              N/A         N/A        .84%        .96%                 --
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                         (.25%)      (.28%)       .55%       (.05%)             .08%*
PORTFOLIO TURNOVER RATE                      88.99%      75.58%     111.70%      41.24%           108.67%*
AVERAGE COMMISSION RATE PAID              $  0.0516   $  0.0530          --          --                 --
----------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized. Performance Information for the period ended December 31,
    1993 begins on January 31, 1993.
 ++ See Note 3 of Notes to Financial Statements.
 (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).
N/A Not applicable as no fund expenses were reimbursed.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Growth Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period January 7, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Growth Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 938 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.

                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                              NORTHWEST PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST NORTHWEST PORTFOLIO
   Returning 31.02%, the SAFECO RST Northwest Portfolio finished 1997 well ahead of its peer funds and slightly behind the broad market. Respectively, the average growth fund delivered 28.08% as measured by Lipper Analytical Services and the S&P 500 returned 33.35%.
                         [PHOTO OF WILLIAM B. WHITLOW]

   The Portfolio was outpacing the S&P 500 going into the fourth quarter, but fell behind during the Asian crisis.
   Asia was the biggest factor in the entire market's fourth quarter performance, with the Northwest market being hardest hit. No region has a larger stake in exporting, and most of that involves the Pacific Rim. And because the SAFECO RST Northwest Portfolio has substantial exposure to exporting, the Asia epidemic affected our portfolio as well.
   Boeing, Schnitzer Steel, Lattice Semiconductor and
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      PERFORMANCE OVERVIEW
                                   AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year                                                                                                                        31.02%
Since Inception*                                                                                                              10.47%
Investment Value
SAFECO RST Northwest Portfolio: $16,314
S&P 500 Index: $24,948
Northwest 50 Index: $22,324
                                                                                                      SAFECO RST Northwest Portfolio
1/31/93                                                                                                                      $10,000
2/28/93                                                                                                                        9,385
3/31/93                                                                                                                        9,633
4/30/93                                                                                                                        9,325
5/31/93                                                                                                                        9,563
6/30/93                                                                                                                        9,474
7/31/93                                                                                                                        9,425
8/31/93                                                                                                                        9,623
9/30/93                                                                                                                        9,722
10/31/93                                                                                                                       9,841
11/30/93                                                                                                                       9,901
12/31/93                                                                                                                       9,945
1/31/94                                                                                                                       10,146
2/28/94                                                                                                                       10,496
3/31/94                                                                                                                       10,216
4/30/94                                                                                                                       10,166
5/31/94                                                                                                                       10,055
6/30/94                                                                                                                        9,915
7/31/94                                                                                                                       10,086
8/31/94                                                                                                                       10,526
9/30/94                                                                                                                       10,536
10/31/94                                                                                                                      10,646
11/30/94                                                                                                                      10,396
12/31/94                                                                                                                      10,309
1/31/95                                                                                                                       10,097
2/28/95                                                                                                                       10,258
3/31/95                                                                                                                       10,661
4/30/95                                                                                                                       10,681
5/31/95                                                                                                                       10,812
6/30/95                                                                                                                       11,356
7/31/95                                                                                                                       12,040
8/31/95                                                                                                                       12,292
9/30/95                                                                                                                       12,070
10/31/95                                                                                                                      11,778
11/30/95                                                                                                                      11,517
12/31/95                                                                                                                      11,074
1/31/96                                                                                                                       11,043
2/29/96                                                                                                                       11,349
3/31/96                                                                                                                       11,972
4/30/96                                                                                                                       12,268
5/31/96                                                                                                                       12,452
6/30/96                                                                                                                       12,196
7/31/96                                                                                                                       11,707
8/31/96                                                                                                                       12,023
9/30/96                                                                                                                       12,207
10/31/96                                                                                                                      11,900
11/30/96                                                                                                                      12,390
12/31/96                                                                                                                      12,452
1/31/97                                                                                                                       13,315
2/28/97                                                                                                                       13,294
3/31/97                                                                                                                       12,749
4/30/97                                                                                                                       13,130
5/31/97                                                                                                                       13,962
6/30/97                                                                                                                       14,753
7/31/97                                                                                                                       16,058
8/31/97                                                                                                                       15,636
9/30/97                                                                                                                       16,417
10/31/97                                                                                                                      15,647
11/30/97                                                                                                                      16,438
12/31/97                                                                                                                      16,314
*The Portfolio's inception was January 7, 1993. Performance information begins on January 31,
1993.

                                      PERFORMANCE OVERVIEW
                                   AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year
Since Inception*
Investment Value
SAFECO RST Northwest Portfolio: $16,314
S&P 500 Index: $24,948
Northwest 50 Index: $22,324
                                                                                                      S&P 500 Index
1/31/93                                                                                                     $10,000
2/28/93                                                                                                      10,136
3/31/93                                                                                                      10,350
4/30/93                                                                                                      10,100
5/31/93                                                                                                      10,369
6/30/93                                                                                                      10,400
7/31/93                                                                                                      10,358
8/31/93                                                                                                      10,750
9/30/93                                                                                                      10,667
10/31/93                                                                                                     10,888
11/30/93                                                                                                     10,785
12/31/93                                                                                                     10,915
1/31/94                                                                                                      11,286
2/28/94                                                                                                      10,980
3/31/94                                                                                                      10,503
4/30/94                                                                                                      10,637
5/31/94                                                                                                      10,811
6/30/94                                                                                                      10,546
7/31/94                                                                                                      10,892
8/31/94                                                                                                      11,337
9/30/94                                                                                                      11,060
10/31/94                                                                                                     11,308
11/30/94                                                                                                     10,897
12/31/94                                                                                                     11,058
1/31/95                                                                                                      11,344
2/28/95                                                                                                      11,786
3/31/95                                                                                                      12,133
4/30/95                                                                                                      12,490
5/31/95                                                                                                      12,997
6/30/95                                                                                                      13,299
7/31/95                                                                                                      13,739
8/31/95                                                                                                      13,773
9/30/95                                                                                                      14,354
10/31/95                                                                                                     14,303
11/30/95                                                                                                     14,929
12/31/95                                                                                                     15,217
1/31/96                                                                                                      15,735
2/29/96                                                                                                      15,881
3/31/96                                                                                                      16,033
4/30/96                                                                                                      16,269
5/31/96                                                                                                      16,688
6/30/96                                                                                                      16,752
7/31/96                                                                                                      16,012
8/31/96                                                                                                      16,350
9/30/96                                                                                                      17,270
10/31/96                                                                                                     17,746
11/30/96                                                                                                     19,086
12/31/96                                                                                                     18,708
1/31/97                                                                                                      19,875
2/28/97                                                                                                      20,032
3/31/97                                                                                                      19,211
4/30/97                                                                                                      20,356
5/31/97                                                                                                      21,594
6/30/97                                                                                                      22,561
7/31/97                                                                                                      24,356
8/31/97                                                                                                      22,992
9/30/97                                                                                                      24,252
10/31/97                                                                                                     23,443
11/30/97                                                                                                     24,527
12/31/97                                                                                                     24,948
*The Portfolio's inception was January 7, 1993. Performance information begins on January 31,
1993.

                                      PERFORMANCE OVERVIEW
                                   AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year
Since Inception*
Investment Value
SAFECO RST Northwest Portfolio: $16,314
S&P 500 Index: $24,948
Northwest 50 Index: $22,324
                                                                                                     Northwest 50 Index
1/31/93                                                                                                         $10,000
2/28/93                                                                                                           9,687
3/31/93                                                                                                          10,086
4/30/93                                                                                                           9,859
5/31/93                                                                                                          10,103
6/30/93                                                                                                           9,885
7/31/93                                                                                                           9,531
8/31/93                                                                                                           9,921
9/30/93                                                                                                           9,698
10/31/93                                                                                                         10,046
11/30/93                                                                                                         10,262
12/31/93                                                                                                         10,400
1/31/94                                                                                                          10,714
2/28/94                                                                                                          10,873
3/31/94                                                                                                          10,490
4/30/94                                                                                                          10,458
5/31/94                                                                                                          10,616
6/30/94                                                                                                          10,293
7/31/94                                                                                                          10,374
8/31/94                                                                                                          10,972
9/30/94                                                                                                          10,553
10/31/94                                                                                                         10,490
11/30/94                                                                                                         10,302
12/31/94                                                                                                         10,359
1/31/95                                                                                                          10,314
2/28/95                                                                                                          10,661
3/31/95                                                                                                          10,999
4/30/95                                                                                                          11,330
5/31/95                                                                                                          11,331
6/30/95                                                                                                          12,019
7/31/95                                                                                                          12,474
8/31/95                                                                                                          12,712
9/30/95                                                                                                          13,179
10/31/95                                                                                                         12,874
11/30/95                                                                                                         13,066
12/31/95                                                                                                         13,226
1/31/96                                                                                                          13,663
2/29/96                                                                                                          13,978
3/31/96                                                                                                          13,904
4/30/96                                                                                                          14,739
5/31/96                                                                                                          14,978
6/30/96                                                                                                          14,915
7/31/96                                                                                                          14,186
8/31/96                                                                                                          14,888
9/30/96                                                                                                          15,274
10/31/96                                                                                                         15,167
11/30/96                                                                                                         16,263
12/31/96                                                                                                         16,650
1/31/97                                                                                                          17,395
2/28/97                                                                                                          17,720
3/31/97                                                                                                          17,234
4/30/97                                                                                                          18,005
5/31/97                                                                                                          19,479
6/30/97                                                                                                          20,401
7/31/97                                                                                                          22,261
8/31/97                                                                                                          21,542
9/30/97                                                                                                          23,050
10/31/97                                                                                                         21,529
11/30/97                                                                                                         22,838
12/31/97                                                                                                         22,324
*The Portfolio's inception was January 7, 1993. Performance information begins on January 31,
1993.

 The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in two relevant market indexes. Each index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Northwest Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

Expeditors all suffered with the Asian Flu. Innova declined on the perception that developing countries would be less able to buy their wireless technology. In all these cases the problems are more perceived than real. In other words it's expectations, not orders, that are off.
   And while exports were the wrong place to be in the fourth quarter, I'm convinced they are an important place to be invested long-term. In fact, I added to our holdings in both Expeditors and Innova after their share prices dropped. Innova, with only 6% of its business tied to Asia, was simply too cheap to pass up. And, Expeditors is a net importer of goods. A stronger US dollar should actually increase its business.
   Our best fourth-quarter performers were companies that do business locally. Regional banks prospered. QFC, Fred Meyer, Albertson's and Costco all posted substantial gains. I sold QFC on the news that Fred Meyer would acquire the grocery chain. Had I kept both names we would have had 9% of net assets invested in the new company.
   I sold Assisted Living Concepts for the gain, and I sold

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 4.4%
  (Personal Computer Software)
Boeing Co.  ......................................................... 4.1
  (Aerospace)
Fred Meyer, Inc.  ................................................... 4.0
  (Department Store)
Costco Companies, Inc.  ............................................. 4.0
  (Wholesale Membership Warehouse)
Albertson's, Inc.  .................................................. 3.9
  (Retail Grocer)
Expeditors International of Washington, Inc.  ....................... 3.9
  (Freight Forwarding)
Eagle Hardware & Garden, Inc.  ...................................... 3.7
  (Home Improvement Center)
Schnitzer Steel Industries, Inc.  ................................... 3.7
  (Steel Manufacturing)
Innova Corp.  ....................................................... 3.5
  (Communications Equipment)
Emeritus Corp.  ..................................................... 3.5
  (Healthcare - Long Term Care)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Large-Cap: (over $4 billion)         33%
Mid-Cap: ($1-$4 billion)             10%
Small-Cap: (under $1 billion)        55%
Cash & Other:                         2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER
PacifiCare for the tax write off. I bought PacifiCare's stock after it blew-up in June, anticipating a swift recovery for the HMO. Unfortunately, the stock tumbled a second time when it became clear PacifiCare's merger with FHP wasn't going well.
   The only position of any size I initiated during the quarter was in Protocol Systems, a medical monitor supplier in Oregon. I like Protocol and I wanted to keep our weighting in healthcare up.
   By taking our gains in connector company AMP, I sold the only non-Northwest company remaining in our portfolio. Every one of the 35 companies we now own has operations in the Northwest.
   I feel the portfolio is well positioned for 1998. One of the analysts or I closely follow each company we own. And that's the way it should be. After all, they're our neighbors.

/s/ William B. Whitlow
William B. Whitlow
-------------------------------

Bill Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Portfolio Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.7%

AEROSPACE/DEFENSE - 4.1%
        16,500   Boeing Co.  ........................................... $807

AIR FREIGHT - 3.9%
        20,000   Expeditors International of Washington, Inc.  .......... 770

AIRLINES - 3.5%
        18,000   *Alaska Air Group, Inc.  ............................... 697

BANKS (MAJOR REGIONAL) - 5.4%
         5,264   U.S. Bancorp ........................................... 589
        18,600   West Coast Bancorp, Inc.  .............................. 470

BIOTECHNOLOGY - 1.2%
        27,000   *Corixa Corp.  ......................................... 241

BUILDING MATERIALS - 3.4%
        27,000   TJ International, Inc.  ................................ 668

CHEMICALS (DIVERSIFIED) - 3.1%
        17,500   Penford Corp.  ......................................... 613

COMMUNICATIONS (EQUIPMENT) - 3.5%
        46,000   *Innova Corp.  ......................................... 702

COMPUTERS (HARDWARE) - 5.5%
         9,000   Hewlett-Packard Co.  ................................... 563
        26,000   *Sequent Computer Systems, Inc.  ....................... 520

COMPUTERS (SOFTWARE & SERVICES) - 6.1%
        34,500   *Mentor Graphics Corp.  ................................ 334
         6,800   *Microsoft Corp.  ...................................... 879

ELECTRONICS (SEMICONDUCTORS) - 5.3%
         9,000   Intel Corp.  ........................................... 632
         8,800   *Lattice Semiconductor Corp. ........................... 417

FOOTWEAR - 1.8%
         9,000   NIKE, Inc.  ............................................ 353

HEALTH CARE (LONG TERM CARE) - 3.5%
        55,000   *Emeritus Corp.  ....................................... 701

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 5.2%
        42,000   *Physio-Control International Corp.  .................. $667
        35,000   *Protocol Systems, Inc.  ............................... 352

IRON & STEEL - 3.7%
        26,000   Schnitzer Steel Industries, Inc.  ...................... 730

METALS MINING - 1.0%
         6,100   *Oregon Metallurgical Corp.  ........................... 204

PHOTOGRAPHY/IMAGING - 3.4%
        60,000   *Seattle FilmWorks ..................................... 668

RAILROADS - 2.7%
         5,700   Burlington Northern Santa Fe 530

RESTAURANTS - 3.3%
        17,000   *Starbucks Corp.  ...................................... 652

RETAIL (BUILDING SUPPLIES) - 3.7%
        38,000   *Eagle Hardware & Garden, Inc.  ........................ 736

RETAIL (DEPARTMENT STORES) - 4.0%
        22,000   *Fred Meyer, Inc.  ..................................... 800

RETAIL (FOOD CHAINS) - 4.0%
        16,500   Albertson's, Inc.  ..................................... 782

RETAIL (GENERAL MERCHANDISE) - 4.0%
        17,600   Costco Companies, Inc.  ................................ 785

SAVINGS & LOAN COMPANIES - 9.1%
         9,800   Interwest Savings Bank ................................. 370
         2,100   Riverview Bancorp ....................................... 37
        28,600   *Sterling Financial Corp.  ............................. 622
        10,000   Washington Mutual Savings Bank ......................... 638
         5,282   WesterFed Financial Corp.  ............................. 135

TELECOMMUNICATIONS (LONG DISTANCE) - 1.5%
        46,000   *General Communications, Inc. (Class A) ............. $  305

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
TELEPHONE - 1.8%
        17,000   *NEXTLINK Communications, Inc. (Class A) ............... 363
                                                                        -----
TOTAL COMMON STOCKS .................................................. 19,332
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 3.6%

INVESTMENT COMPANIES:
       714,925   SSgA Prime Money Market Portfolio ................... $  715
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 715
                                                                        -----
TOTAL INVESTMENTS - 101.3% ........................................... 20,047
Liabilities, less Other Assets ........................................ (252)
                                                                        -----
NET ASSETS .......................................................... $19,795
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
              SAFECO Resource Series Trust -- Northwest Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
----------------------------------------------------
ASSETS:
  Investments, at value (Cost $16,248)    $   20,047
  Receivables:
    Dividends and interest                        10
    Portfolio shares sold                         75
    Other                                          2
                                          ----------
      Total assets                            20,134
LIABILITIES:
  Payables:
    Investment advisory fees                      13
    Portfolio shares redeemed                    326
                                          ----------
      Total liabilities                          339
                                          ----------
NET ASSETS                                $   19,795
                                          ----------
                                          ----------
Net Assets consist of:
  Net unrealized appreciation                  3,798
  Paid in capital (par value $.001,
    unlimited shares authorized)              15,997
                                          ----------
NET ASSETS                                $   19,795
                                          ----------
                                          ----------
PORTFOLIO SHARES OUTSTANDING                   1,303
                                          ----------
                                          ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $    15.20
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
              SAFECO Resource Series Trust -- Northwest Portfolio
                      For the Year Ended December 31, 1997

(In Thousands)
---------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $     107
  Interest                                       35
                                          ---------
    Total investment income                     142
EXPENSES:
  Investment advisory fees                      104
  Legal and auditing fees                        16
  Trustees' fees                                  3
  Custodian fees                                  5
  Other                                           5
                                          ---------
    Total expenses before reimbursement         133
  Expense reimbursement                         (29)
                                          ---------
    Total expenses after reimbursement          104
                                          ---------
NET INVESTMENT INCOME                            38
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments              944
  Net change in unrealized appreciation       2,490
                                          ---------
NET GAIN ON INVESTMENTS                       3,434
                                          ---------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $   3,472
                                          ---------
                                          ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
              SAFECO Resource Series Trust -- Northwest Portfolio

                                                FOR THE         FOR THE
                                             YEAR ENDED      YEAR ENDED
                                            DECEMBER 31     DECEMBER 31
(In Thousands)                                     1997            1996
-----------------------------------------------------------------------
OPERATIONS:
  Net investment income                      $       38      $       62
  Net realized gain (loss) on
    investments                                     944            (138)
  Net change in unrealized appreciation           2,490             970
                                                 ------          ------
  Net change in net assets resulting
    from operations                               3,472             894
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (38)            (62)
  Net realized gain on investments                 (806)             --
                                                 ------          ------
    Total Distributions                            (844)            (62)
NET PORTFOLIO SHARE TRANSACTIONS                  7,626           2,397
                                                 ------          ------
TOTAL CHANGE IN NET ASSETS                       10,254           3,229
NET ASSETS AT BEGINNING OF PERIOD                 9,541           6,312
                                                 ------          ------
NET ASSETS AT END OF PERIOD                  $   19,795      $    9,541
                                                 ------          ------
                                                 ------          ------
-----------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                             675             315
  Reinvestments                                      56               3
  Redemptions                                      (215)           (113)
                                                 ------          ------
    Net change                                      516             205
                                                 ------          ------
                                                 ------          ------
AMOUNTS:
  Sales                                      $    9,917      $    3,684
  Reinvestments                                     844              46
  Redemptions                                    (3,135)         (1,333)
                                                 ------          ------
    Net change                               $    7,626      $    2,397
                                                 ------          ------
                                                 ------          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Northwest Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded in the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   EXPENSES. Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses (legal and auditing fees, custodian fees, and other expenses) in addition to investment advisory fees.

4.  INVESTMENT TRANSACTIONS

                                                 ($ in Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1997         $   13,857
                                                           ------
                                                           ------
Sales for the year ended December 31, 1997             $    6,542
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1997:

                                                 ($ in Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    4,429
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                       (631)
                                                           ------
Net unrealized appreciation                            $    3,798
                                                           ------
                                                           ------
-----------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                                                                 JANUARY 7
                                                                                                      1993
                                                                                                (COMMENCE-
                                                                                                   MENT OF
                                                                                            OPERATIONS) TO
                                                                YEAR ENDED DECEMBER 31,        DECEMBER 31
                                          ----------------------------------------------------------------
                                               1997        1996        1995        1994               1993
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $   12.12   $   10.85   $   10.24   $    9.94         $    10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.03        0.08        0.08        0.06               0.09
  Net realized and unrealized gain
    (loss) on investments                      3.73        1.27        0.68        0.30              (0.06)
                                          ---------   ---------   ---------   ---------              -----
    Total from investment operations           3.76        1.35        0.76        0.36               0.03

LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.03)      (0.08)      (0.08)      (0.06)             (0.09)
  Distributions from realized gains           (0.65)         --       (0.07)         --                 --
                                          ---------   ---------   ---------   ---------              -----
    Total distributions                       (0.68)      (0.08)      (0.15)      (0.06)             (0.09)
                                          ---------   ---------   ---------   ---------              -----
NET ASSET VALUE AT END OF PERIOD          $   15.20   $   12.12   $   10.85   $   10.24         $     9.94
                                          ---------   ---------   ---------   ---------              -----
                                          ---------   ---------   ---------   ---------              -----
TOTAL RETURN (A)                             31.02%      12.44%       7.42%       3.65%              (.55%)**

NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  19,795   $   9,541   $   6,312   $   4,564         $    3,183
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.73%        .70%        .71%        .71%              .72%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++            0.94%       1.11%       1.18%       1.23%                 --
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         0.27%        .78%        .81%        .72%             1.06%*
PORTFOLIO TURNOVER RATE                      47.85%      52.20%      21.30%       7.29%             3.93%*
AVERAGE COMMISSION RATE PAID              $  0.0541   $  0.0467          --          --                 --
----------------------------------------------------------------------------------------------------------

 * Annualized.
 ** Not annualized. Performance information for the period ended December 31,
    1993 begins on January 31, 1993.
 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Northwest Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period January 7, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Northwest Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 942 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.

                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                         SMALL COMPANY STOCK PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST SMALL COMPANY STOCK PORTFOLIO
   For the period from its inception on April 30, 1997 through December
31, 1997, the SAFECO RST Small Company Stock Portfolio earned a return of 28.40%. During the same period the Russell 2000 Index earned 28.56% while the
S&P 500 returned 23.72%.     [PHOTO OF GREG EISEN]

   The Portfolio began its operations just about the time when the market for small cap stocks started its big move upwards after dropping early in the calendar year. (This rally ended just as October began, and so the Portfolio actually lost 4.54% in the fourth quarter of 1997, beating the average fund which gave up 5.66%.)
   Some of the significant stock purchases we made since our last report include:
   Platinum Software, which is a developer of financial accounting software packages, and is in a turnaround phase.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              PERFORMANCE OVERVIEW
           TOTAL RETURN FOR THE PERIOD
             ENDED DECEMBER 31, 1997

*Since Inception                                                                   28.40%
Investment Value
SAFECO RST Small Company Portfolio: $12,829
Russell 2000: $12,858
                                                       SAFECO RST Small Company Portfolio   Russell 2000
04/30/97                                                                          $10,000        $10,000
05/31/97                                                                           10,680         11,113
06/30/97                                                                           11,230         11,590
07/31/97                                                                           12,010         12,131
08/31/97                                                                           12,240         12,404
09/30/97                                                                           13,450         13,310
10/31/97                                                                           12,920         12,718
11/30/97                                                                           12,840         12,631
12/31/97                                                                           12,829         12,858
*The Portfolio's inception was April 30, 1997.
Performance information begins on April 30, 1997.

 The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Small Company Stock Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

   Circle International Group is an integrated freight forwarder that has already turned around its business. In spite of having to adjust to new management, Circle was trading significantly cheaper than the competitors in the industry, with just as bright an outlook.
   Seattle FilmWorks is a direct marketing company that sells photo finishing services to the public. Over the years FilmWorks has managed to grow its business at a fast rate in a slow-growth industry by creative marketing. They attract customers by providing value-added services to the basic photo finishing product.
   International Aircraft Investors leases used airframes on an operating lease basis to airlines. Besides having experienced management, they have a close relationship with one of the biggest names in aircraft leasing, International Lease Finance (ILFC). International Aircraft uses this relationship to acquire planes, usually already on lease, from ILFC.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TEN LARGEST HOLDINGS                                           NET ASSETS
-------------------------------------------------------------------------
Platinum Software Corp.  ........................................... 4.2%
  (Applications Software)
York Group, Inc.  ................................................... 3.6
  (Funeral Supplies)
Tracor, Inc.  ....................................................... 3.5
  (Aerospace Electronics)
Hooper Holmes, Inc.  ................................................ 3.3
  (Health Care Services)
Stage Stores, Inc.  ................................................. 3.3
  (Retail Store)
Craig Corp. (Class A) ............................................... 3.0
  (Leisure Time)
StaffMark, Inc.  .................................................... 3.0
  (Staffing Services)
MICROS Systems, Inc.  ............................................... 2.9
  (Specialty Software Company)
Vallen Corp.  ....................................................... 2.7
  (Safety Products)
Penederm, Inc.  ..................................................... 2.7
  (Drug Delivery System)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    MARKET CAPITALIZATION
AS A PERCENTAGE OF NET ASSETS
Mid-Cap: ($1-$4 billion)              6%
Small Cap:                           90%
Large Cap: 0%                         0%
Cash & Other                          4%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER

   1997 was a year in which returns of large capitalization stocks outperformed small caps, however, I think our "small" slice of the market is now positioned to take its turn as leader. The small cap sector looks to be cheaply priced on a price-to-earnings basis relative to the large cap sector of stocks. In general smaller cap stocks, especially the stocks held by this Portfolio, have lower exposure to international sales than the market as a whole and large cap stocks in particular. This will help if fears about Asia come to fruition.
   Looking out to 1998, the Portfolio will remain invested in small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or are cheap by some other yardstick we feel is appropriate. The Portfolio will remain broadly diversified across the range of industry sectors.

/s/ Greg Eisen
Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%

AEROSPACE/DEFENSE - 2.2%
        24,300   *International Aircraft Investors ..................... $228

AIR FREIGHT - 2.0%
         2,550   Air Express International Corp. . 78
         5,450   Circle International Group, Inc. ....................... 125

BANKS (MAJOR REGIONAL) - 7.5%
         4,200   BancFirst Corp. ........................................ 141
        11,800   *Hanmi Bank (Los Angeles, CA) .......................... 212
         4,825   Independent Bankshares, Inc. ............................ 95
         2,350   *Southwest Bancorp of Texas, Inc. ....................... 73
         8,600   UnionBancorp, Inc. ..................................... 188
         6,300   VRB Bancorp ............................................. 63

BIOTECHNOLOGY - 0.5%
        15,900   *Energy BioSystems Corp. ................................ 52

COMMERCIAL SERVICES - 1.6%
        11,450   Monro Muffler Brake, Inc. .............................. 165

COMPUTERS (HARDWARE) - 5.0%
         5,400   *Equitrac Corp. ......................................... 97
         6,600   *MICROS Systems, Inc. .................................. 297
        15,000   *Optimal Robotics Corp. ................................ 114

COMPUTERS (SOFTWARE & SERVICES) - 6.3%
        36,550   *Platinum Software Corp. ............................... 429
        11,250   *SPSS, Inc. ............................................ 217

CONSUMER FINANCE - 1.8%
         7,400   Doral Financial Corp. .................................. 188

DISTRIBUTORS (FOOD & HEALTH) - 2.1%
         5,850   *JP Foodservice, Inc. .................................. 216

ELECTRONICS (DEFENSE) - 3.5%
        11,650   *Tracor, Inc. .......................................... 354

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 4.0%
         5,150   *American Buildings Co. ............................... $130
         8,800   Zurn Industries, Inc. .................................. 277

FINANCIAL (DIVERSIFIED) - 3.5%
        10,600   Litchfield Financial Corp. ............................. 205
         6,000   *Ocwen Financial Corp. ................................. 153

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.0%
        23,200   Hooper Holmes, Inc. .................................... 338
        13,500   *Vallen Corp. .......................................... 280

HEALTH CARE (SPECIALIZED SERVICES) - 2.5%
        22,500   *Ovid Technologies, Inc. ............................... 259

HOUSEWARES - 1.7%
        17,550   Lifetime Hoan Corp. .................................... 173

MACHINERY (DIVERSIFIED) - 2.0%
         8,800   Chart Industries, Inc. ................................. 201

MANUFACTURING (DIVERSIFIED) - 2.3%
        20,600   *Lancer Corp. .......................................... 237

MEDICAL PRODUCTS - 1.5%
        15,900   *ZEVEX International, Inc. ............................. 149

OFFICE EQUIPMENT & SUPPLIES - 1.2%
         8,600   Unisource Worldwide, Inc. .............................. 123

OIL & GAS (EXPLORATION & PRODUCTION) - 3.6%
        29,800   Patina Oil & Gas Corp. ................................. 229
         6,600   *Swift Energy Co. ...................................... 139

PERSONAL CARE - 4.8%
        27,900   *Penederm, Inc. ........................................ 279
        12,900   *Styling Technology Corp. .............................. 210

PHOTOGRAPHY/IMAGING - 2.7%
        25,000   *Seattle FilmWorks, Inc. ............................... 278

RAILROADS - 2.6%
         3,700   GATX Corp. ............................................. 269

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE--NON-AFFILIATED - 3.5%
         3,300   Alexandria Real Estate Equities, Inc. ................ $ 104
        12,400   Ocwen Asset Investment Corp. ........................... 254

RETAIL (SPECIALTY) - 2.4%
         8,400   *Cole National Corp. (Class A) ......................... 251

RETAIL (SPECIALTY-APPAREL) - 3.3%
         9,000   *Stage Stores, Inc. .................................... 336

SAVINGS & LOAN COMPANIES - 4.4%
         7,235   *Columbia Banking System, Inc. ......................... 195
         7,275   Community Savings Bankshares, Inc. ..................... 257

SERVICES (COMMERCIAL & CONSUMER) - 6.6%
         9,700   *StaffMark, Inc. ....................................... 307
        15,100   The York Group, Inc. ................................... 368
TRUCKS & PARTS - 2.1%
        13,800   *Deflecta-Shield Corp .................................. 216
                                                                        -----
TOTAL COMMON STOCKS ................................................... 9,550
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 3.0%

LEISURE TIME - 3.0%
        16,350   *Craig Corp. (Class A) .............................. $  309
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 309
                                                                        -----

TEMPORARY INVESTMENTS - 8.4%

INVESTMENT COMPANIES:
       504,523   SSgA Prime Money Market Portfolio ...................... 504
       356,909   U.S. Treasury Money Market Portfolio ................... 357
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 861
                                                                        -----
TOTAL INVESTMENTS - 104.6% ........................................... 10,720
Liabilities, less Other Assets ........................................ (470)
                                                                        -----
NET ASSETS .......................................................... $10,250
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
----------------------------------------------------
ASSETS:
  Investments, at value (cost $9,678)     $   10,720
  Receivables:
    Portfolio shares sold                         41
    Dividends and interest                         9
                                          ----------
      Total assets                            10,770
LIABILITIES:
  Payables:
    Investment securities purchased              512
    Investment advisory fees                       7
    Portfolio shares redeemed                      1
                                          ----------
      Total liabilities                          520
                                          ----------
NET ASSETS                                $   10,250
                                          ----------
                                          ----------
Net Assets consist of:
  Net unrealized appreciation                  1,043
  Paid in capital (par value $.001,
    unlimited shares authorized)               9,207
                                          ----------
NET ASSETS                                $   10,250
                                          ----------
                                          ----------
PORTFOLIO SHARES OUTSTANDING                     831
                                          ----------
                                          ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $    12.33
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
        For the Period from April 30, 1997 (Commencement of Operations)
                              to December 31, 1997

(In Thousands)
------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                   $     29
  Interest                                          25
                                                 -----
    Total investment income                         54
EXPENSES:
  Investment advisory fees                          40
  Legal and auditing fees                           10
  Custodian fees                                     2
  Trustees' fees                                     3
  Other                                              4
                                                 -----
    Total expenses before reimbursement             59
  Expense reimbursement                            (14)
                                                 -----
    Total expenses after reimbursement              45
                                                 -----
NET INVESTMENT INCOME                                9
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain on investments                 397
  Net change in unrealized appreciation          1,043
                                                 -----
NET GAIN ON INVESTMENTS                          1,440
                                                 -----
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $  1,449
                                                 -----
                                                 -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
         SAFECO Resource Series Trust -- Small Company Stock Portfolio
        For the Period from April 30, 1997 (Commencement of Operations)
                              to December 31, 1997

(In Thousands)
----------------------------------------------------
OPERATIONS:
  Net investment income                   $        9
  Net realized gain on investments               397
  Net change in unrealized appreciation        1,043
                                          ----------
  Net change in net assets resulting
    from operations                            1,449
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net income on investments                       (9)
  Net realized gain (loss) on
    investments                                 (397)
                                          ----------
    Total Distributions                         (406)
NET PORTFOLIO SHARE TRANSACTIONS               9,207
                                          ----------
TOTAL CHANGE IN NET ASSETS                    10,250
NET ASSETS AT BEGINNING OF PERIOD                 --
                                          ----------
NET ASSETS AT END OF PERIOD               $   10,250
                                          ----------
                                          ----------
----------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                          819
  Reinvestments                                   33
  Redemptions                                    (21)
                                          ----------
    Net change                                   831
                                          ----------
                                          ----------
AMOUNTS:
  Sales                                   $    9,065
  Reinvestments                                  406
  Redemptions                                   (264)
                                          ----------
    Net change                            $    9,207
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Small Company Stock Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is long term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .85 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   EXPENSES. Currently, SAFECO Asset Management Company pays all "other expenses" (i.e., expenses other than investment advisory fees) in excess of .10 percent of the Portfolio's average annual net assets. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses.

4.  INVESTMENT TRANSACTIONS

                                                 ($ in Thousands)
-----------------------------------------------------------------
Purchases for the period ended December 31, 1997       $   10,628
                                                           ------
                                                           ------
Sales for the period ended December 31, 1997           $    2,209
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1997:

                                                 ($ in Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $    1,458
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                       (415)
                                                           ------
Net unrealized appreciation                            $    1,043
                                                           ------
                                                           ------
-----------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                            APRIL 30, 1997
                                          (COMMENCEMENT OF
                                            OPERATIONS) TO
                                              DECEMBER 31,
                                                      1997
----------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD           $   10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.01
  Net realized and unrealized gain on
    investments                                       2.83
                                                    ------
    Total from investment operations                  2.84

LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.01)
  Distributions from realized gains                  (0.50)
                                                    ------
    Total distributions                              (0.51)
                                                    ------

NET ASSET VALUE AT END OF PERIOD                 $   12.33
                                                    ------
                                                    ------
TOTAL RETURN (A)                                  28.40%**
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                                      $  10,250
RATIO OF EXPENSES TO AVERAGE NET ASSETS              .95%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++                  1.24%*
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                               0.19%*
PORTFOLIO TURNOVER RATE                            47.91%*
AVERAGE COMMISSION RATE PAID                       $0.0564
----------------------------------------------------------

 * Annualized.
 ** Not Annualized.
 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Small Company Stock Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations, the statement changes in net assets, and the financial highlights for the period April 30, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Small Company Stock Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 937 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.

                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                                 BOND PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST BOND
PORTFOLIO
   Returning 8.41%, the SAFECO RST Bond Portfolio finished 1997 slightly behind its peer funds and behind the broad market. The average corporate bond fund delivered 8.57% as measured by Lipper Analytical Services and the Lehman Government/Corporate Index returned 9.76%.
                             [PHOTO OF MIKE HUGHES]

   Underperformance relative to the Lehman Government/Corporate Index can be attributed to the nature of the index itself. An index is a "portfolio on paper," it has no cash, and incurs no transaction costs or fees.
Additionally, the index has no maturity restrictions, while the fund has traditionally not invested in securities with maturities of ten years or less.
   I took over the management responsibilities of the RST Bond Portfolio during July, 1997. Like my predecessor, I intend to emphasize high-quality intermediate-term securities in the portfolio. However, unlike my predecessor, my strategy will not rely on large

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PERFORMANCE OVERVIEW
      AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year                                                            8.41%
5 Year                                                            6.63%
10 Year                                                           7.86%
Investment Value
SAFECO RST Bond Portfolio: $21,309
Lehman Gov't/Corp. Index: $23,993
                                              SAFECO RST Bond Portfolio    Lehman Gov't/Corp. Index
12/31/87                                                        $10,000                     $10,000
01/31/88                                                         10,000                      10,343
02/29/88                                                         10,212                      10,462
03/31/88                                                         10,333                      10,358
04/30/88                                                         10,303                      10,298
05/31/88                                                         10,293                      10,229
06/30/88                                                         10,222                      10,460
07/31/88                                                         10,374                      10,401
08/31/88                                                         10,343                      10,428
09/30/88                                                         10,343                      10,656
10/31/88                                                         10,515                      10,845
11/30/88                                                         10,677                      10,722
12/31/88                                                         10,703                      10,759
01/31/89                                                         10,703                      10,902
02/28/89                                                         10,790                      10,819
03/31/89                                                         10,747                      10,876
04/30/89                                                         10,768                      11,107
05/31/89                                                         10,975                      11,380
06/30/89                                                         11,215                      11,751
07/31/89                                                         11,443                      11,996
08/31/89                                                         11,683                      11,810
09/30/89                                                         11,552                      11,862
10/31/89                                                         11,792                      12,162
11/30/89                                                         11,879                      12,271
12/31/89                                                         11,912                      12,290
01/31/90                                                         11,830                      12,121
02/28/90                                                         11,877                      12,148
03/31/90                                                         11,912                      12,149
04/30/90                                                         11,854                      12,037
05/31/90                                                         12,099                      12,386
06/30/90                                                         12,240                      12,587
07/31/90                                                         12,240                      12,743
08/31/90                                                         12,392                      12,558
09/30/90                                                         12,345                      12,663
10/31/90                                                         12,369                      12,831
11/30/90                                                         12,474                      13,111
12/31/90                                                         12,695                      13,309
01/31/91                                                         12,783                      13,458
02/28/91                                                         12,896                      13,574
03/31/91                                                         12,984                      13,667
04/30/91                                                         13,135                      13,824
05/31/91                                                         13,236                      13,889
06/30/91                                                         13,198                      13,874
07/31/91                                                         13,362                      14,049
08/31/91                                                         13,613                      14,372
09/30/91                                                         13,815                      14,672
10/31/91                                                         13,978                      14,803
11/30/91                                                         14,104                      14,951
12/31/91                                                         14,470                      15,455
01/31/92                                                         14,376                      15,226
02/29/92                                                         14,376                      15,307
03/31/92                                                         14,282                      15,223
04/30/92                                                         14,390                      15,314
05/31/92                                                         14,631                      15,611
06/30/92                                                         14,845                      15,840
07/31/92                                                         15,194                      16,246
08/31/92                                                         15,301                      16,391
09/30/92                                                         15,609                      16,614
10/31/92                                                         15,301                      16,359
11/30/92                                                         15,207                      16,345
12/31/92                                                         15,457                      16,626
01/31/93                                                         15,800                      16,988
02/28/93                                                         16,143                      17,342
03/31/93                                                         16,229                      17,400
04/30/93                                                         16,357                      17,534
05/31/93                                                         16,329                      17,526
06/30/93                                                         16,629                      17,924
07/31/93                                                         16,700                      18,038
08/31/93                                                         17,086                      18,453
09/30/93                                                         17,186                      18,518
10/31/93                                                         17,272                      18,594
11/30/93                                                         17,000                      18,384
12/31/93                                                         17,087                      18,464
01/31/94                                                         17,333                      18,741
02/28/94                                                         16,903                      18,333
03/31/94                                                         16,550                      17,884
04/30/94                                                         16,442                      17,735
05/31/94                                                         16,442                      17,703
06/30/94                                                         16,427                      17,663
07/31/94                                                         16,626                      18,016
08/31/94                                                         16,688                      18,023
09/30/94                                                         16,534                      17,751
10/31/94                                                         16,534                      17,731
11/30/94                                                         16,519                      17,699
12/31/94                                                         16,587                      17,816
01/31/95                                                         16,814                      18,158
02/28/95                                                         17,091                      18,580
03/31/95                                                         17,188                      18,704
04/30/95                                                         17,416                      18,964
05/31/95                                                         18,066                      19,759
06/30/95                                                         18,213                      19,917
07/31/95                                                         18,083                      19,839
08/31/95                                                         18,327                      20,093
09/30/95                                                         18,522                      20,298
10/31/95                                                         18,831                      20,596
11/30/95                                                         19,205                      20,936
12/31/95                                                         19,551                      21,244
01/31/96                                                         19,603                      21,375
02/29/96                                                         19,136                      20,922
03/31/96                                                         18,946                      20,747
04/30/96                                                         18,929                      20,603
05/31/96                                                         18,963                      20,568
06/30/96                                                         19,102                      20,844
07/31/96                                                         19,153                      20,892
08/31/96                                                         19,188                      20,842
09/30/96                                                         19,378                      21,213
10/31/96                                                         19,603                      21,707
11/30/96                                                         19,845                      22,106
12/31/96                                                         19,656                      21,861
01/31/97                                                         19,711                      21,887
02/28/97                                                         19,656                      21,933
03/31/97                                                         19,419                      21,672
04/30/97                                                         19,656                      21,989
05/31/97                                                         19,803                      22,193
06/30/97                                                         20,040                      22,459
07/31/97                                                         20,607                      23,147
08/31/97                                                         20,370                      22,887
09/30/97                                                         20,699                      23,247
10/31/97                                                         21,028                      23,619
11/30/97                                                         21,046                      23,744
12/31/97                                                         21,309                      23,993

 The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Bond Portfolio only, and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

------------------------------------------------------------------
------------------------------------------------------------------

swings in duration (lengthening or shortening the average maturity date of the Portfolio, in anticipation of their sensitivity to interest rates) to distinguish this Portfolio from its peer group.
   In the past, Portfolio performance was heavily dependent on the duration decision. The Portfolio suffered when it had a duration that was either too long or too short and interest rates suddenly changed course. The duration of your Portfolio will not fluctuate as widely as it has in the past. I plan to keep the portfolio duration within plus or minus 15% of the benchmark index's duration. While duration will remain an important factor in my investment strategy, equally important will be sector positioning, credit selection, and maturity structure within the portfolio. To the extent the prospectus allows, the Portfolio will consider utilizing mortgage-backed securities, triple-B rated corporate bonds, and securities with maturities longer than ten years.
   During the quarter, we re-
structured the portfolio to perform better under a wider range of interest rate scenarios. At quarter end, the Portfolio held 61% of its assets in U.S. Treasury obligations, 26% in high-grade corporate bonds, 11% in mortgage-backed securities, and 2% cash. At quarter end, the portfolio's effective duration of
5.3 years is equal to the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index at 5.3 years.
   The fundamentals behind bond bullishness remain intact. Inflation is under wraps and even falling. Meanwhile, the dollar is strong, encouraging foreign investors to buy U.S. bonds. Leading

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TEN LARGEST HOLDINGS                                          NET ASSETS
-------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, due 10/15/06 ........................... 29.4%
U.S. Treasury Note, 6.375%, due 9/30/01 ............................ 18.9
U.S. Treasury Note, 7.25%, due 8/15/04 .............................. 5.3
FNMA #313626 ........................................................ 4.9
U.S. Treasury Principal Strips, due 5/15/07 ......................... 4.3
Associates Corp. of North America ................................... 3.3
Bear Stearns Co., Inc.  ............................................. 3.1
Midland Bank Plc Notes .............................................. 3.0
FNMA REMIC 1993-11, 7.35%, due 6/25/07 .............................. 2.9
Bausch & Lomb ....................................................... 2.9

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PORTFOLIO CREDIT
        QUALITY
AAA/U.S. Gov't/Agency:         75%
AA:                             3%
A:                             14%
BBB:                            6%
Cash and Other Assets:          2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO MANAGER LETTER
commodity prices are dropping, signaling that the benign inflationary environment will likely continue. Still, bonds have come a long way, and will have great difficulty matching 1997 gains-- unless the Asia crisis substantially impacts the U.S. economy.

/s/ Mike Hughes
Mike Hughes
-------------------------------

Michael G. Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a chartered financial analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 11.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.9%
          $800   9.50%, due 2/01/21 ................................... $ 874

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 5.7%
           500   FNMA REMIC 1993-11 7.35%, due 6/25/07 .................. 517
           500   FHLMC REMIC 1587 6.50%, due 10/15/08 ................... 501

FINANCIAL MISCELLANEOUS - 0.7%
           130   Chevy Chase Auto ABS Series 1996-1 (Class A) 6.60%, due
                 12/15/02 ............................................... 130
                                                                        -----
TOTAL ASSET BACKED SECURITIES ......................................... 2,022
                                                                        -----

CORPORATE BONDS - 28.9%

BANKING & FINANCE - 1.2%
           200   Grand Metropolitan Investment Corp. 8.625%, due
                 8/15/01 ................................................ 216

BANKS - MAJOR REGIONAL - 3.0%
           500   Midland Bank Plc Notes 7.65%, due 5/01/25 .............. 544

BANKS - MONEY CENTER - 0.8%
           135   BankAmerica Corp. 9.50%, due 4/01/01 ................... 148

CANADIAN PROVINCES - 1.5%
           250   Manitoba (Province) 7.75%, due 2/01/02 ................. 264

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL - DIVERSIFIED - 8.3%
          $450   Federal Home Loan Mortgage Corp. 6.943%, due
                 3/21/07 .............................................. $ 478
           500   Federal Home Loan Mortgage Corp. 6.875%, due 11/22/06 ...509
           500   Ford Motor Credit Co. 6.55%, due 9/10/02 ............... 506

FINANCIAL - MISCELLANEOUS - 3.3%
           500   Associates Corp. of North America 8.55%, due 7/15/09 ... 581

INVESTMENT BANKING & BROKERAGE - 4.9%
           545   Bear Stearns Cos., Inc. 6.75%, due 12/15/07 ............ 548
           325   Donaldson, Lufkin & Jenrette, Inc. 6.90%, due
                 10/01/07 ............................................... 332

RETAIL - 1.5%
           250   Dayton Hudson Corp. 9.40%, due 2/15/01 ................. 271

RETAIL - SPECIALTY - 2.9%
           500   Bausch & Lomb, Inc. 6.56%, due 8/12/26 ................. 512

UTILITIES - TELEPHONE - 1.5%
           250   US WEST, Inc. 7.30%, due 1/15/07 ....................... 259
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 5,168
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES - 57.9%

U.S. TREASURY NOTES - 53.6%
         $ 875   7.25%, due 8/15/04 .................................. $  946
         5,025   6.50%, due 10/15/06 .................................. 5,262
         3,305   6.375%, due 9/30/01 .................................. 3,374

U.S. TREASURY PRINCIPAL STRIPS - 4.3%
         1,330   0.00%, due 5/15/07 ..................................... 771
                                                                        -----
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES .......................... 10,353
                                                                        -----
PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.6%

INVESTMENT COMPANIES:
          $278   SSgA Prime Money Market Portfolio ................... $  278
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 278
                                                                        -----
TOTAL INVESTMENTS - 99.7% ............................................ 17,821
Other Assets, less Liabilities ........................................... 60
                                                                        -----
NET ASSETS .......................................................... $17,881
                                                                        -----
                                                                        -----

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                 SAFECO Resource Series Trust -- Bond Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
----------------------------------------------------
ASSETS:
  Investments, at value (cost $17,327)    $   17,821
  Receivables:
    Interest                                     271
    Portfolio shares sold                          5
    Other                                          1
                                          ----------
      Total assets                            18,098
LIABILITIES:
  Payables:
    Investment advisory fees                      12
    Investment securities purchased              192
    Portfolio shares redeemed                     13
                                          ----------
      Total liabilities                          217
                                          ----------
NET ASSETS                                $   17,881
                                          ----------
                                          ----------
Net Assets consist of:
  Accumulated net realized loss on
    investment transactions                     (536)
  Net unrealized appreciation                    493
  Paid in capital (par value $.001,
    unlimited shares authorized)              17,924
                                          ----------
NET ASSETS                                $   17,881
                                          ----------
                                          ----------
PORTFOLIO SHARES OUTSTANDING                   1,620
                                          ----------
                                          ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $    11.04
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                 SAFECO Resource Series Trust -- Bond Portfolio
                      For the Year Ended December 31, 1997

(In Thousands)
--------------------------------------------------
INVESTMENT INCOME:
  Interest                                $  1,062
EXPENSES:
  Investment advisory fees                     120
  Legal and auditing fees                       18
  Custodian fees                                 3
  Trustees' fees                                 4
  Other                                          2
                                          --------
    Total expenses before reimbursement        147
  Expense reimbursement                        (27)
                                          --------
    Total expenses after reimbursement         120
                                          --------
NET INVESTMENT INCOME                          942
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized loss on investments            (116)
  Net change in unrealized appreciation        507
                                          --------
NET GAIN ON INVESTMENTS                        391
                                          --------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                              $  1,333
                                          --------
                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                 SAFECO Resource Series Trust -- Bond Portfolio

                                                FOR THE         FOR THE
                                             YEAR ENDED      YEAR ENDED
                                            DECEMBER 31     DECEMBER 31
(In Thousands)                                     1997            1996
-----------------------------------------------------------------------
OPERATIONS:
  Net investment income                      $      942      $      871
  Net realized (loss) on investments               (116)           (188)
  Net change in unrealized appreciation             507            (583)
                                                 ------          ------
  Net change in net assets resulting
    from operations                               1,333             100
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (942)           (871)
NET PORTFOLIO SHARE TRANSACTIONS                  1,499           2,505
                                                 ------          ------
TOTAL CHANGE IN NET ASSETS                        1,890           1,734
NET ASSETS AT BEGINNING OF PERIOD                15,991          14,257
                                                 ------          ------
NET ASSETS AT END OF PERIOD                  $   17,881      $   15,991
                                                 ------          ------
                                                 ------          ------
-----------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS
SHARES:
  Sales                                             458             464
  Reinvestments                                      85              81
  Redemptions                                      (411)           (319)
                                                 ------          ------
    Net change                                      132             226
                                                 ------          ------
                                                 ------          ------
AMOUNTS:
  Sales                                      $    5,091      $    5,170
  Reinvestments                                     942             871
  Redemptions                                    (4,534)         (3,536)
                                                 ------          ------
    Net change                               $    1,499      $    2,505
                                                 ------          ------
                                                 ------          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Bond Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is high current income consistent with relative stability of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investment securities are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments purchased at par are valued at cost. All other short-term investments are valued at amortized cost. Investments in other mutual funds are valued at net asset value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.
   INCOME RECOGNITION. Interest is accrued on Portfolio investments daily. Dividend income from investments in mutual funds is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income and realized gains are recorded on the last business day of December each year.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .74 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   EXPENSES. Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses (legal and auditing fees, custodian fees, and other expenses) in addition to investment advisory fees.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS

                                                 ($ in Thousands)
-----------------------------------------------------------------
Purchases for the year ended December 31, 1997
  (including $16,385 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   25,703
                                                           ------
                                                           ------
Sales for the year ended December 31, 1997
  (including $17,831 of U.S. Government and Agency
  Securities in the Bond Portfolio)                    $   24,095
                                                           ------
                                                           ------
-----------------------------------------------------------------

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

   Unrealized appreciation (depreciation) at December 31, 1997:

                                                 ($ in Thousands)
-----------------------------------------------------------------
Aggregate gross unrealized appreciation for
  investment securities in which there is an
  excess of value over identified cost                 $      493
Aggregate gross unrealized depreciation for
  investment securities in which there is an
  excess of identified cost over value                          0
                                                           ------
Net unrealized appreciation                            $      493
                                                           ------
                                                           ------
-----------------------------------------------------------------

5.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS
   The Portfolio had $536 thousand of accumulated undistributed net realized loss on investment transactions at December 31, 1997. For Federal income tax purposes, this represents a capital loss carryforward which will expire during the years 2002 through 2005.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                           YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------------
                                               1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $   10.75   $   11.31   $   10.20   $   11.12   $   10.82

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.61        0.62        0.71        0.59        0.56
  Net realized and unrealized gain
    (loss) on investments                      0.29       (0.56)       1.11       (0.92)       0.58
                                          ---------   ---------   ---------   ---------   ---------
    Total from investment operations           0.90        0.06        1.82       (0.33)       1.14

LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.61)      (0.62)      (0.71)      (0.59)      (0.56)
  Distributions from realized gains              --          --          --          --       (0.28)
                                          ---------   ---------   ---------   ---------   ---------
    Total distributions                       (0.61)      (0.62)      (0.71)      (0.59)      (0.84)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $   11.04   $   10.75   $   11.31   $   10.20   $   11.12
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN (A)                              8.41%       0.54%      17.87%      (2.93%)     10.55%
NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  17,881   $  15,991   $  14,257   $  13,361   $  13,245
RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.74%        .73%        .72%        .72%        .73%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++            0.90%        .87%        .94%        .89%          --
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         5.75%       5.64%       6.50%       5.53%       5.68%
PORTFOLIO TURNOVER RATE                     151.43%     140.90%      77.93%     147.22%      60.20%
---------------------------------------------------------------------------------------------------

 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Bond Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Bond Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 940 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.

                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                          SAFECO RESOURCE SERIES TRUST
                             MONEY MARKET PORTFOLIO

                                     ------

                           [SAFECO MUTUAL FUNDS LOGO]

------------------------------------------------------------------
------------------------------------------------------------------
                            PORTFOLIO MANAGER LETTER
                               DECEMBER 31, 1997

SAFECO RST MONEY MARKET PORTFOLIO
   In the year ending December 31, 1997, the RST Money Market Portfolio returned 5.08% while the average money market fund, according to Lipper Analytical Services, returned 4.90%.
   Ninety-day commercial paper rates started the quarter at 5.46% and traded in a range between 5.46% and 5.72% with no move by the Federal Reserve. The yield curve out to one year remained flat for most of the quarter and ended with slightly lower rates in the one-year period. The lower rates reflected the market's sentiment that the Fed would hold rates steady for a while then the next move would be to reduce rates.
                             [PHOTO OF NAOMI URATA]

   During 1997, I extended the seven-day weighted average maturity of the Portfolio from 35 days to 71 days. I

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             PERFORMANCE OVERVIEW
         AVERAGE ANNUAL TOTAL RETURN
    FOR THE PERIOD ENDED DECEMBER 31, 1997
1 Year                                                                          5.08%
5 Year                                                                          4.36%
10 Year                                                                         5.51%
Investment Value
SAFECO RST Money Market Portfolio: $17,196
                                                    SAFECO RST Money Market Portfolio
12/31/87                                                                      $10,000
01/31/88                                                                       10,048
02/29/88                                                                       10,094
03/31/88                                                                       10,141
04/30/88                                                                       10,196
05/31/88                                                                       10,250
06/30/88                                                                       10,304
07/31/88                                                                       10,357
08/31/88                                                                       10,415
09/30/88                                                                       10,475
10/31/88                                                                       10,537
11/30/88                                                                       10,594
12/31/88                                                                       10,651
01/31/89                                                                       10,707
02/28/89                                                                       10,758
03/31/89                                                                       10,818
04/30/89                                                                       10,877
05/31/89                                                                       10,937
06/30/89                                                                       11,010
07/31/89                                                                       11,078
08/31/89                                                                       11,151
09/30/89                                                                       11,222
10/31/89                                                                       11,298
11/30/89                                                                       11,384
12/31/89                                                                       11,460
01/31/90                                                                       11,632
02/28/90                                                                       11,731
03/31/90                                                                       11,819
04/30/90                                                                       11,907
05/31/90                                                                       11,993
06/30/90                                                                       12,072
07/31/90                                                                       12,160
08/31/90                                                                       12,242
09/30/90                                                                       12,320
10/31/90                                                                       12,409
11/30/90                                                                       12,482
12/31/90                                                                       12,562
01/31/91                                                                       12,646
02/28/91                                                                       12,731
03/31/91                                                                       12,808
04/30/91                                                                       12,894
05/31/91                                                                       12,977
06/30/91                                                                       13,051
07/31/91                                                                       13,139
08/31/91                                                                       13,220
09/30/91                                                                       13,303
10/31/91                                                                       13,384
11/30/91                                                                       13,452
12/31/91                                                                       13,517
01/31/92                                                                       13,588
02/29/92                                                                       13,652
03/31/92                                                                       13,710
04/30/92                                                                       13,777
05/31/92                                                                       13,837
06/30/92                                                                       13,898
07/31/92                                                                       13,958
08/31/92                                                                       14,010
09/30/92                                                                       14,066
10/31/92                                                                       14,115
11/30/92                                                                       14,155
12/31/92                                                                       14,198
01/31/93                                                                       14,240
02/28/93                                                                       14,278
03/31/93                                                                       14,319
04/30/93                                                                       14,358
05/31/93                                                                       14,394
06/30/93                                                                       14,427
07/31/93                                                                       14,457
08/31/93                                                                       14,491
09/30/93                                                                       14,525
10/31/93                                                                       14,559
11/30/93                                                                       14,588
12/31/93                                                                       14,622
01/31/94                                                                       14,651
02/28/94                                                                       14,677
03/31/94                                                                       14,708
04/30/94                                                                       14,737
05/31/94                                                                       14,768
06/30/94                                                                       14,798
07/31/94                                                                       14,826
08/31/94                                                                       14,857
09/30/94                                                                       14,888
10/31/94                                                                       14,921
11/30/94                                                                       14,949
12/31/94                                                                       14,984
01/31/95                                                                       15,018
02/28/95                                                                       15,059
03/31/95                                                                       15,101
04/30/95                                                                       15,145
05/31/95                                                                       15,198
06/30/95                                                                       15,246
07/31/95                                                                       15,300
08/31/95                                                                       15,353
09/30/95                                                                       15,413
10/31/95                                                                       15,481
11/30/95                                                                       15,543
12/31/95                                                                       15,613
01/31/96                                                                       15,680
02/29/96                                                                       15,755
03/31/96                                                                       15,823
04/30/96                                                                       15,891
05/31/96                                                                       15,959
06/30/96                                                                       16,023
07/31/96                                                                       16,095
08/31/96                                                                       16,163
09/30/96                                                                       16,228
10/31/96                                                                       16,299
11/30/96                                                                       16,358
12/31/96                                                                       16,417
01/31/97                                                                       16,481
02/28/97                                                                       16,543
03/31/97                                                                       16,601
04/30/97                                                                       16,671
05/31/97                                                                       16,734
06/30/97                                                                       16,799
07/31/97                                                                       16,867
08/31/97                                                                       16,929
09/30/97                                                                       16,998
10/31/97                                                                       17,066
11/30/97                                                                       17,128
12/31/97                                                                       17,196

 The performance graph shows a hypothetical $10,000 investment in the Portfolio. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

 Performance represents the performance of the Money Market Portfolio only and excludes separate account charges such as deductions for administration charges, contingent deferred sales charges, and mortality and expense risk premiums.

 The Money Market Portfolio seeks to maintain a $1.00 per share net asset value. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Portfolio will maintain a stable $1.00 per share net asset value.

------------------------------------------------------------------
------------------------------------------------------------------

accomplished this by adding some one year paper of Abbey National PLC, a British bank, with a 5.94% yield, and Bayerische Landesbank, a German bank, with a 5.87% yield.
   I invested in commercial paper issued by top-tier corporations, bank notes, and certificates of deposit, a broad range of assets to seek the best return for our money market investors. One security has a rate that floats. It is issued by Merrill Lynch & Co. and carries an attractive floating rate based on banks' prime rate. Banks are slower to lower their prime rates in a falling rate environment and quicker to raise rates in a rising rate environment so this security should continue to perform well.
   It appears that the Federal Reserve will not raise interest rates in the next few months as previously thought because inflation has remained low. Oil prices are down due to greater supplies from OPEC and other countries. The Asian financial turmoil is expected to reduce demand for many products, keeping prices low. The dollar has increased in value against Southeast Asian currencies, lowering the price of imports. The lower-costing imports put pressure on the price of domestic products due to increased competition. As a result, economists are beginning to think that the next move by the Fed may be an ease or lowering of interest rates in 1998. The timing is uncertain. Therefore, I will continue to keep a longer average maturity to retain higher-yielding assets in the Portfolio for as long as possible.

/s/ Naomi Urata
Naomi Urata
-------------------------------

Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the Money Market Portfolio in August of 1994. She holds a Master in Management from Yale University and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
             SAFECO Resource Series Trust -- Money Market Portfolio
                            As of December 31, 1997

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------
COMMERCIAL PAPER - 91.3%

ASSET BACKED - 10.1%
          $900   Ciesco L.P. 5.68%, due 1/27/98 ........................ $896
           900   #Receivables Capital Corp. 4(2) 5.88%, due 1/26/98 (acquired
                 12/15/97) .............................................. 896

BANKS - DOMESTIC - 4.5%
           800   BankBoston N.A. B.N 5.90%, due 7/23/98 ................. 800

BANKS - FOREIGN - 18.0%
           900   Abbey National Bank 5.875%, due 12/22/98 ............... 899
           900   Bayerische LandesBank 5.81%, due 12/17/98 .............. 900
           500   Societe Generale NY 6.20%, due 5/12/98 ................. 501
           900   Westpac Capital Corp. 5.70%, due 3/05/98 ............... 891

CONGLOMERATES - 4.5%
           800   B.A.T. Capital Corp. 5.90%, due 1/23/98 ................ 797

FINANCE - AUTO - 9.8%
           900   Ford Motor Credit Co. 5.95%, due 1/09/98 ............... 899
           850   General Motors Acceptance Corp.
                 5.52%, due 2/25/98 ..................................... 843

FINANCE - CONSUMER - 10.1%
           900   Associates Corp. of N.A. 5.50%, due 1/08/98 ............ 899
           900   Household Finance Corp. 5.54%, due 1/13/98 ............. 898

FINANCE - DIVERSIFIED & BUSINESS - 14.9%
           900   Finova Capital 5.72%, due 1/16/98 ...................... 898
           900   General Electric Capital Corp. 5.91%, due 1/14/98 ...... 898
           850   Heller Financial, Inc. 5.90%, due 2/10/98 .............. 844

PRINCIPAL
AMOUNT (000'S)                                                  VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL SERVICES - BROKERAGE - 9.6%
          $800   *Merrill Lynch & Co., Inc. 5.43%, due 12/21/98 ...... $  800
           900   Morgan Stanley Dean Witter 5.59%, due 1/22/98 .......... 897

MACHINERY - 5.1%
           900   Stanley Works 5.59%, due 1/30/98 ....................... 896

METALS - 4.9%
           850   BHP Finance (USA), Inc. 5.59%, due 1/05/98 ............. 850
                                                                        -----
TOTAL COMMERCIAL PAPER ............................................... 16,202
                                                                        -----

OTHER INVESTMENTS - 7.4%

INVESTMENT COMPANIES:
           871   SSgA Prime Money Market Portfolio ...................... 871
           448   SSgA Prime U.S. Treasury Money Market Portfolio ........ 448
                                                                        -----
TOTAL OTHER INVESTMENTS ............................................... 1,319
                                                                        -----
TOTAL INVESTMENTS - 98.7% ............................................ 17,521
Other Assets, less Liabilities .......................................... 236
                                                                        -----
NET ASSETS .......................................................... $17,757
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

# Security exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The market value of this security is $896,325 or 5.05% of net assets.
* Securities have variable rates which change periodically based on specified market rates or indices. Rate shown is in effect on December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
             SAFECO Resource Series Trust -- Money Market Portfolio
                            As of December 31, 1997

(In Thousands,
Except Per-Share Amounts)
----------------------------------------------------
ASSETS:
  Investments, at value (Cost $17,521)    $   17,521
  Receivables:
    Interest                                      53
    Portfolio shares sold                        652
    Other                                          2
                                          ----------
      Total assets                            18,228
LIABILITIES:
  Payables:
    Investment advisory fees                      10
    Portfolio shares redeemed                    461
                                          ----------
      Total liabilities                          471
                                          ----------
NET ASSETS                                $   17,757
                                          ----------
                                          ----------
PORTFOLIO SHARES OUTSTANDING
  (Par Value $.001, unlimited shares
    authorized)                               17,757
                                          ----------
                                          ----------
NET ASSET VALUE PER SHARE
  (Net assets divided by Portfolio
    shares outstanding)                   $     1.00
                                          ----------
                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             SAFECO Resource Series Trust -- Money Market Portfolio
                      For the Year Ended December 31, 1997

(In Thousands)
------------------------------------------------
INVESTMENT INCOME:
  Interest                                $  946
                                          ------
EXPENSES:
  Investment advisory fees                   108
  Legal and auditing fees                     18
  Custodian fees                               5
  Trustees' fees                               4
  Other                                        1
                                          ------
    Total expenses before reimbursement      136
  Expense reimbursement                      (28)
                                          ------
    Total expenses after reimbursement       108
                                          ------
NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM
  OPERATIONS                              $  838
                                          ------
                                          ------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
             SAFECO Resource Series Trust -- Money Market Portfolio

                                                FOR THE         FOR THE
                                             YEAR ENDED      YEAR ENDED
                                            DECEMBER 31     DECEMBER 31
(In Thousands)                                     1997            1996
-----------------------------------------------------------------------
OPERATIONS:
  Net investment income                      $      838      $      491
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (838)           (491)
NET PORTFOLIO SHARE TRANSACTIONS                  5,264           3,774
                                          -------------   -------------
TOTAL CHANGE IN NET ASSETS                        5,264           3,774
NET ASSETS AT BEGINNING OF PERIOD                12,493           8,719
                                          -------------   -------------
NET ASSETS AT END OF PERIOD                  $   17,757      $   12,493
                                          -------------   -------------
                                          -------------   -------------
-----------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
  AND AMOUNTS*
  Sales                                          90,491          46,941
  Reinvestments                                     838             491
  Redemptions                                   (86,065)        (43,658)
                                          -------------   -------------
    Net change                                    5,264           3,774
                                          -------------   -------------
                                          -------------   -------------
-----------------------------------------------------------------------

* Because share value is equal to $1.00, dollar amounts and share amounts are identical.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.
   The financial statements included herein are only those of the Money Market Portfolio (the Portfolio). The financial statements of the other portfolios are presented separately. The investment objective of the Portfolio is current income while preserving capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Securities in the Portfolio purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates market value.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. INCOME RECOGNITION. Interest is accrued on Portfolio investments daily.
Dividend income on investments in mutual funds is recorded on the ex-dividend date.
   DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.
   FEDERAL INCOME TAX. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

3.  TRANSACTIONS WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolio. The fee is based on average daily net assets at an annual rate of .65 percent.
   NOTES PAYABLE AND INTEREST EXPENSE. The Portfolio may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates comparable to commercial bank lending rates.
   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Life Insurance Company owned 100 percent of the outstanding shares of the Portfolio.
   EXPENSES. Currently, SAFECO Life Insurance Company (SAFECO) pays all the expenses of the Portfolio except for investment advisory fees. When net assets exceed $20 million, the Portfolio will be charged for all operating expenses (legal and auditing fees, custodian fees, and other expenses) in addition to investment advisory fees.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

                                                           YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------------
                                               1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD    $    1.00   $    1.00   $    1.00   $    1.00   $    1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                        0.05        0.05        0.05        0.04        0.03

LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.05)      (0.05)      (0.05)      (0.04)      (0.03)
                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD          $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
TOTAL RETURN(A)                               5.08%       4.94%       5.56%       3.65%       2.61%

NET ASSETS AT END OF PERIOD (000'S
   OMITTED)                               $  17,757   $  12,493   $   8,719   $   9,315   $   6,327
RATIO OF EXPENSES TO AVERAGE NET ASSETS        .64%        .62%        .62%        .63%        .64%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   BEFORE EXPENSE REIMBURSEMENTS++             .81%        .90%        .87%        .87%          --
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                         4.97%       4.86%       5.32%       3.63%       2.61%
---------------------------------------------------------------------------------------------------

 ++ See Note 3 of Notes to Financial Statements.
(A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 3 of Notes to Financial Statements).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SAFECO Money Market Portfolio (one of the portfolios constituting the SAFECO Resource Series Trust) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SAFECO Money Market Portfolio of the SAFECO Resource Series Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

                        SAFECO RESOURCE SERIES TRUST

                        BOARD OF TRUSTEES:
                        Boh A. Dickey, Chairman
                        Barbara J. Dingfield
                        David F. Hill
                        Richard W. Hubbard
                        Richard E. Lundgren
                        Larry L. Pinnt
                        John W. Schneider

                        OFFICERS:
                        David F. Hill, President
                        Ronald L. Spaulding
                          Vice President and Treasurer
                        Neal A. Fuller
                          Vice President and Controller
                        David H. Longhurst
                          Assistant Controller

                        INVESTMENT ADVISOR:
                        SAFECO Asset
                          Management Company

                        DISTRIBUTOR:
                        SAFECO Securities, Inc.

                        TRANSFER AGENT:
                        SAFECO Services Corporation

                        CUSTODIAN:
                        State Street Bank

                        INDEPENDENT AUDITORS:
                        Ernst & Young, LLP

                              GMF 941 2/98

RECYCLE LOGO                  Printed on Recycled Paper.

                              This report must be preceded or
                              accompanied by a current prospectus.

                              -Registered Trademark-Registered trademark of SAFECO Corporation.